American Balanced Fund®
Investment portfolio
March 31, 2024
unaudited

Common stocks 64.22% Information technology 15.13%	Shares	Value (000)
Microsoft Corp.	24,566,899	$10,335,786
Broadcom, Inc.	7,605,398	10,080,271
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	23,691,787	3,223,268
ASML Holding NV (ADR)	1,685,332	1,635,564
ASML Holding NV	430,634	414,507
Intel Corp.	25,925,000	1,145,107
Apple, Inc.	5,908,046	1,013,112
NVIDIA Corp.	850,649	768,612
Oracle Corp.	6,094,355	765,512
KLA Corp.	1,065,464	744,301
Applied Materials, Inc.	3,606,631	743,795
Shopify, Inc., Class A, subordinate voting shares[1]	7,420,656	572,652
Micron Technology, Inc.	4,578,600	539,771
Salesforce, Inc.	1,781,590	536,579
SK hynix, Inc.	3,821,010	505,778
Arista Networks, Inc.[1]	1,384,000	401,332
TE Connectivity, Ltd.	1,665,374	241,879
Adobe, Inc.[1]	180,334	90,997
		33,758,823
Health care 9.04%
UnitedHealth Group, Inc.	7,551,038	3,735,498
Eli Lilly and Co.	4,524,666	3,520,009
Vertex Pharmaceuticals, Inc.[1]	4,178,090	1,746,483
AbbVie, Inc.	7,991,340	1,455,223
CVS Health Corp.	16,386,012	1,306,948
AstraZeneca PLC	9,131,060	1,230,615
Gilead Sciences, Inc.	16,583,231	1,214,722
Thermo Fisher Scientific, Inc.	2,033,361	1,181,810
Abbott Laboratories	8,669,286	985,351
Johnson & Johnson	5,027,500	795,300
Merck & Co., Inc.	3,803,688	501,897
Pfizer, Inc.	17,067,700	473,629
Bristol-Myers Squibb Co.	7,461,658	404,646
Cigna Group (The)	941,627	341,989
Regeneron Pharmaceuticals, Inc.[1]	350,000	336,871
Elevance Health, Inc.	361,591	187,499
Cooper Companies, Inc.	1,720,000	174,511
Novo Nordisk AS, Class B	1,258,882	160,468
Molina Healthcare, Inc.[1]	295,289	121,314
Catalent, Inc.[1]	1,870,792	105,606
Danaher Corp.	361,500	90,274
Amgen, Inc.	294,361	83,693
Centene Corp.[1]	218,700	17,164
		20,171,520
American Balanced Fund — Page 1 of 65

unaudited
Common stocks (continued) Financials 7.79%	Shares	Value (000)
JPMorgan Chase & Co.	14,401,718	$2,884,664
Mastercard, Inc., Class A	3,408,847	1,641,598
Visa, Inc., Class A	5,735,755	1,600,734
Blackstone, Inc.	8,737,323	1,147,822
Synchrony Financial[2]	22,145,238	954,903
Fiserv, Inc.[1]	5,394,856	862,206
Aon PLC, Class A	2,068,427	690,275
Arthur J. Gallagher & Co.	2,671,729	668,039
Chubb, Ltd.	2,417,936	626,560
HDFC Bank, Ltd.	33,601,399	583,333
Capital One Financial Corp.	3,782,000	563,102
Apollo Asset Management, Inc.	4,944,116	555,966
PNC Financial Services Group, Inc.	2,684,017	433,737
Fifth Third Bancorp	11,424,000	425,087
BlackRock, Inc.	489,894	408,425
Blue Owl Capital, Inc., Class A	21,385,307	403,327
East West Bancorp, Inc.	4,535,769	358,825
Brookfield Corp., Class A	7,822,205	327,516
CME Group, Inc., Class A	1,518,466	326,910
Progressive Corp.	1,523,558	315,102
KKR & Co., Inc.	3,002,462	301,988
S&P Global, Inc.	702,159	298,733
Discover Financial Services	1,500,000	196,635
Marsh & McLennan Companies, Inc.	857,380	176,603
Wells Fargo & Co.	3,003,100	174,060
Morgan Stanley	1,843,572	173,591
Goldman Sachs Group, Inc.	275,000	114,865
Intercontinental Exchange, Inc.	663,500	91,185
Brookfield Asset Management, Ltd., Class A	1,453,188	61,063
		17,366,854
Industrials 6.95%
General Electric Co.	13,953,860	2,449,321
TransDigm Group, Inc.	1,183,863	1,458,046
Carrier Global Corp.	24,996,072	1,453,022
Caterpillar, Inc.	3,195,461	1,170,913
Northrop Grumman Corp.	2,343,618	1,121,796
RTX Corp.	7,936,637	774,060
Southwest Airlines Co.	24,040,218	701,734
Union Pacific Corp.	2,621,083	644,603
Quanta Services, Inc.	2,084,500	541,553
CSX Corp.	13,850,575	513,441
L3Harris Technologies, Inc.	2,298,521	489,815
Equifax, Inc.	1,764,174	471,952
Waste Management, Inc.	1,863,000	397,098
Boeing Co.[1]	1,730,915	334,049
Airbus SE, non-registered shares	1,691,941	311,624
Republic Services, Inc.	1,290,572	247,067
Cintas Corp.	351,377	241,406
Paychex, Inc.	1,799,835	221,020
Lockheed Martin Corp.	475,000	216,063
Norfolk Southern Corp.	792,952	202,100
United Parcel Service, Inc., Class B	1,354,000	201,245
Ingersoll-Rand, Inc.	2,113,614	200,688
Deere & Co.	400,000	164,296
American Balanced Fund — Page 2 of 65

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
United Airlines Holdings, Inc.[1]	3,420,343	$163,766
FedEx Corp.	525,335	152,210
Dayforce, Inc.[1]	2,077,238	137,534
HEICO Corp.	639,443	122,134
Huntington Ingalls Industries, Inc.	404,900	118,016
AMETEK, Inc.	510,174	93,311
ABB, Ltd.	1,545,944	71,807
PACCAR, Inc.	447,659	55,460
Robert Half, Inc.	556,365	44,109
Vestis Corp.	1,336,057	25,746
		15,511,005
Communication services 6.22%
Alphabet, Inc., Class C1	22,144,097	3,371,660
Alphabet, Inc., Class A1	9,671,020	1,459,647
Meta Platforms, Inc., Class A	7,757,181	3,766,732
Comcast Corp., Class A	38,670,342	1,676,359
Netflix, Inc.[1]	2,222,827	1,349,990
Charter Communications, Inc., Class A1	4,634,585	1,346,950
Walt Disney Co. (The)	3,000,000	367,080
Take-Two Interactive Software, Inc.[1]	1,880,550	279,243
Verizon Communications, Inc.	5,700,000	239,172
Deutsche Telekom AG	898,823	21,818
		13,878,651
Consumer staples 5.51%
Philip Morris International, Inc.	40,872,199	3,744,711
Constellation Brands, Inc., Class A	5,294,135	1,438,734
Target Corp.	7,599,429	1,346,695
Keurig Dr Pepper, Inc.	33,965,742	1,041,729
Altria Group, Inc.	23,385,640	1,020,082
Dollar General Corp.	6,145,329	959,040
British American Tobacco PLC	15,502,564	470,771
British American Tobacco PLC (ADR)[3]	2,847,000	86,834
Dollar Tree Stores, Inc.[1]	4,052,300	539,564
Nestlé SA	4,805,093	510,160
Procter & Gamble Co.	1,898,327	308,003
General Mills, Inc.	3,664,228	256,386
Mondelez International, Inc., Class A	2,721,513	190,506
Estée Lauder Companies, Inc. (The), Class A	820,509	126,481
Church & Dwight Co., Inc.	1,067,008	111,300
Pernod Ricard SA	500,000	80,887
Anheuser-Busch InBev SA/NV	1,085,664	66,130
		12,298,013
Consumer discretionary 4.86%
Home Depot, Inc.	8,150,079	3,126,370
Amazon.com, Inc.[1]	8,137,143	1,467,778
Booking Holdings, Inc.	237,108	860,199
Darden Restaurants, Inc.	4,991,899	834,396
LVMH Moët Hennessy-Louis Vuitton SE	679,957	611,579
D.R. Horton, Inc.	3,696,600	608,275
Aramark[2]	16,912,972	550,010
General Motors Co.	11,000,000	498,850
McDonald’s Corp.	1,713,000	482,980
American Balanced Fund — Page 3 of 65

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Restaurant Brands International, Inc.	3,999,506	$317,761
TJX Companies, Inc.	2,923,198	296,471
Tractor Supply Co.	1,000,000	261,720
NIKE, Inc., Class B	2,182,488	205,110
YUM! Brands, Inc.	1,466,000	203,261
Chipotle Mexican Grill, Inc.[1]	48,959	142,313
Compagnie Financière Richemont SA, Class A	886,941	135,227
Hilton Worldwide Holdings, Inc.	627,190	133,786
Starbucks Corp.	962,776	87,988
Royal Caribbean Cruises, Ltd.[1]	176,400	24,521
		10,848,595
Energy 4.08%
Canadian Natural Resources, Ltd. (CAD denominated)	31,851,146	2,429,721
Halliburton Co.	39,413,267	1,553,671
Chevron Corp.	7,160,107	1,129,435
Schlumberger NV	15,735,584	862,467
Exxon Mobil Corp.	5,021,066	583,649
TC Energy Corp. (CAD denominated)[3]	12,988,518	522,015
EOG Resources, Inc.	3,965,328	506,928
Cenovus Energy, Inc. (CAD denominated)	19,941,873	398,676
Baker Hughes Co., Class A	10,407,506	348,651
EQT Corp.	8,281,714	307,003
Pioneer Natural Resources Co.	1,000,000	262,500
HF Sinclair Corp.	3,266,207	197,181
		9,101,897
Materials 2.03%
Linde PLC	1,917,149	890,171
Wheaton Precious Metals Corp.	14,536,831	685,121
Royal Gold, Inc.[2]	4,269,700	520,092
Shin-Etsu Chemical Co., Ltd.	8,000,000	349,108
Corteva, Inc.	6,000,000	346,020
Franco-Nevada Corp.	2,791,940	332,671
CF Industries Holdings, Inc.	2,747,095	228,586
Grupo México, SAB de CV, Series B	37,571,000	221,772
Nucor Corp.	1,100,000	217,690
Celanese Corp.	1,259,500	216,458
Dow, Inc.	2,591,965	150,152
Rio Tinto PLC	2,000,000	126,644
Lundin Mining Corp.	10,682,952	109,310
Glencore PLC	13,530,863	74,340
Albemarle Corp.[3]	483,696	63,722
		4,531,857
Utilities 1.55%
Constellation Energy Corp.	6,424,902	1,187,643
CenterPoint Energy, Inc.	25,985,618	740,330
Sempra	8,105,713	582,234
PG&E Corp.	30,561,462	512,210
FirstEnergy Corp.	6,885,500	265,918
Entergy Corp.	1,005,328	106,243
NextEra Energy, Inc.	847,000	54,132
		3,448,710
American Balanced Fund — Page 4 of 65

unaudited
Common stocks (continued) Real estate 1.06%	Shares	Value (000)
Extra Space Storage, Inc. REIT	4,104,173	$603,313
Equinix, Inc. REIT	649,010	535,647
Crown Castle, Inc. REIT	4,099,300	433,829
Welltower, Inc. REIT	3,906,843	365,055
VICI Properties, Inc. REIT	10,602,135	315,838
Rexford Industrial Realty, Inc. REIT	2,045,000	102,864
		2,356,546
Total common stocks (cost: $74,035,964,000)		143,272,471
Convertible stocks 0.09% Materials 0.09%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	3,218,600	189,897
Total convertible stocks (cost: $160,930,000)		189,897
Bonds, notes & other debt instruments 27.58% Mortgage-backed obligations 11.84% Federal agency mortgage-backed obligations 10.72%	Principal amount (000)
Fannie Mae Pool #BE7150 3.50% 2/1/2032[4]	USD101	97
Fannie Mae Pool #357399 5.50% 6/1/2033[4]	54	55
Fannie Mae Pool #AS0727 3.50% 10/1/2033[4]	62	59
Fannie Mae Pool #555880 5.50% 11/1/2033[4]	596	609
Fannie Mae Pool #555956 5.50% 12/1/2033[4]	526	537
Fannie Mae Pool #MA2138 3.50% 1/1/2035[4]	127	121
Fannie Mae Pool #AA0914 5.00% 7/1/2035[4]	143	143
Fannie Mae Pool #745092 6.50% 7/1/2035[4]	559	575
Fannie Mae Pool #887695 6.00% 6/1/2036[4]	230	238
Fannie Mae Pool #888292 6.00% 3/1/2037[4]	1,558	1,615
Fannie Mae Pool #256860 6.50% 8/1/2037[4]	213	218
Fannie Mae Pool #888746 6.50% 10/1/2037[4]	394	406
Fannie Mae Pool #MA3280 3.50% 2/1/2038[4]	97	91
Fannie Mae Pool #889658 6.50% 6/1/2038[4]	562	583
Fannie Mae Pool #MA3412 3.50% 7/1/2038[4]	251	235
Fannie Mae Pool #MA3539 4.50% 12/1/2038[4]	86	85
Fannie Mae Pool #FM1441 3.50% 8/1/2039[4]	359	334
Fannie Mae Pool #AD0679 5.50% 10/1/2039[4]	16	16
Fannie Mae Pool #932752 5.00% 4/1/2040[4]	264	263
Fannie Mae Pool #AD8536 5.00% 8/1/2040[4]	960	959
Fannie Mae Pool #AE3049 4.50% 9/1/2040[4]	1,650	1,619
Fannie Mae Pool #AE2513 5.00% 9/1/2040[4]	643	642
Fannie Mae Pool #AE4689 5.00% 9/1/2040[4]	247	245
Fannie Mae Pool #AE0395 4.50% 10/1/2040[4]	2,140	2,100
Fannie Mae Pool #AE5471 4.50% 10/1/2040[4]	1,293	1,269
Fannie Mae Pool #AH3575 4.50% 1/1/2041[4]	2,256	2,214
Fannie Mae Pool #AH9420 5.00% 4/1/2041[4]	260	264
Fannie Mae Pool #AH9370 5.00% 4/1/2041[4]	253	253
Fannie Mae Pool #AI2503 4.00% 5/1/2041[4]	1,848	1,752
Fannie Mae Pool #AI0582 5.00% 5/1/2041[4]	339	338
Fannie Mae Pool #AH9938 5.00% 5/1/2041[4]	149	148
Fannie Mae Pool #AI1865 5.00% 5/1/2041[4]	17	17
Fannie Mae Pool #AI4289 5.00% 6/1/2041[4]	204	204
Fannie Mae Pool #AH5452 5.00% 6/1/2041[4]	123	124
American Balanced Fund — Page 5 of 65

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AI4296 5.00% 6/1/2041[4]	USD60	$60
Fannie Mae Pool #AI4563 5.00% 6/1/2041[4]	4	4
Fannie Mae Pool #MA4387 2.00% 7/1/2041[4]	28,377	23,910
Fannie Mae Pool #AI5589 4.50% 7/1/2041[4]	32	32
Fannie Mae Pool #AI8121 5.00% 7/1/2041[4]	590	588
Fannie Mae Pool #AI7218 5.00% 7/1/2041[4]	286	286
Fannie Mae Pool #MA0791 5.00% 7/1/2041[4]	80	80
Fannie Mae Pool #AI6576 5.00% 7/1/2041[4]	80	79
Fannie Mae Pool #AI7058 5.00% 7/1/2041[4]	46	46
Fannie Mae Pool #AI3894 5.00% 8/1/2041[4]	236	233
Fannie Mae Pool #AI7159 5.00% 9/1/2041[4]	106	105
Fannie Mae Pool #AJ1422 5.00% 9/1/2041[4]	3	3
Fannie Mae Pool #MA4501 2.00% 12/1/2041[4]	47,226	39,677
Fannie Mae Pool #FS0305 1.50% 1/1/2042[4]	107,918	87,959
Fannie Mae Pool #MA4520 2.00% 1/1/2042[4]	69,675	58,537
Fannie Mae Pool #AK2147 5.00% 2/1/2042[4]	213	211
Fannie Mae Pool #AQ9302 3.50% 1/1/2043[4]	456	420
Fannie Mae Pool #AT7696 3.50% 6/1/2043[4]	4,597	4,215
Fannie Mae Pool #AT7689 3.50% 6/1/2043[4]	1,971	1,811
Fannie Mae Pool #AT7680 3.50% 6/1/2043[4]	700	642
Fannie Mae Pool #AU8813 4.00% 11/1/2043[4]	231	222
Fannie Mae Pool #AU9348 4.00% 11/1/2043[4]	151	144
Fannie Mae Pool #AU9350 4.00% 11/1/2043[4]	128	122
Fannie Mae Pool #AV1538 4.50% 11/1/2043[4]	3,786	3,695
Fannie Mae Pool #FM9416 3.50% 7/1/2045[4]	70,889	64,692
Fannie Mae Pool #AL8354 3.50% 10/1/2045[4]	5,073	4,641
Fannie Mae Pool #BC0157 3.50% 1/1/2046[4]	6,217	5,672
Fannie Mae Pool #AL9499 3.50% 1/1/2046[4]	4,607	4,208
Fannie Mae Pool #AS6789 3.50% 3/1/2046[4]	4,831	4,407
Fannie Mae Pool #MA2608 3.00% 5/1/2046[4]	1,120	988
Fannie Mae Pool #AL8522 3.50% 5/1/2046[4]	8,209	7,517
Fannie Mae Pool #AS7168 3.50% 5/1/2046[4]	3,148	2,872
Fannie Mae Pool #BC7611 4.00% 5/1/2046[4]	332	313
Fannie Mae Pool #MA2771 3.00% 10/1/2046[4]	1,029	908
Fannie Mae Pool #BM5148 4.00% 10/1/2046[4]	49,518	46,802
Fannie Mae Pool #FM2795 3.00% 11/1/2046[4]	3,311	2,918
Fannie Mae Pool #AS8310 3.00% 11/1/2046[4]	2,662	2,380
Fannie Mae Pool #BD9665 4.00% 11/1/2046[4]	804	760
Fannie Mae Pool #BE3151 3.50% 1/1/2047[4]	1,111	1,014
Fannie Mae Pool #BE3162 3.50% 1/1/2047[4]	807	736
Fannie Mae Pool #BM3528 3.50% 2/1/2047[4]	30,951	28,235
Fannie Mae Pool #BE9242 4.50% 3/1/2047[4]	20	20
Fannie Mae Pool #FS3767 2.00% 4/1/2047[4]	2,187	1,754
Fannie Mae Pool #BM1179 3.00% 4/1/2047[4]	3,177	2,824
Fannie Mae Pool #BD7156 4.00% 4/1/2047[4]	42,057	39,867
Fannie Mae Pool #BM1653 4.00% 6/1/2047[4]	85,766	81,301
Fannie Mae Pool #CB4156 4.00% 7/1/2047[4]	11,053	10,307
Fannie Mae Pool #BH7779 3.50% 8/1/2047[4]	25	23
Fannie Mae Pool #256893 7.00% 8/1/2047[4]	7	7
Fannie Mae Pool #BH4022 3.50% 9/1/2047[4]	14,526	13,251
Fannie Mae Pool #CA0453 4.00% 9/1/2047[4]	17,653	16,672
Fannie Mae Pool #BH6387 3.50% 10/1/2047[4]	354	323
Fannie Mae Pool #MA3149 4.00% 10/1/2047[4]	11,518	10,840
Fannie Mae Pool #CA0623 4.50% 10/1/2047[4]	2,416	2,352
American Balanced Fund — Page 6 of 65

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #947661 6.50% 10/1/2047[4]	USD8	$8
Fannie Mae Pool #256975 7.00% 10/1/2047[4]	37	37
Fannie Mae Pool #920015 7.00% 10/1/2047[4]	16	16
Fannie Mae Pool #BF0364 3.00% 11/1/2047[4]	18,416	16,314
Fannie Mae Pool #CA0770 3.50% 11/1/2047[4]	4,064	3,707
Fannie Mae Pool #BJ1515 4.00% 11/1/2047[4]	3,021	2,863
Fannie Mae Pool #MA3183 4.00% 11/1/2047[4]	2,833	2,673
Fannie Mae Pool #257030 6.50% 11/1/2047[4]	43	44
Fannie Mae Pool #257036 7.00% 11/1/2047[4]	12	12
Fannie Mae Pool #CA0854 3.50% 12/1/2047[4]	6,742	6,163
Fannie Mae Pool #BM4413 4.50% 12/1/2047[4]	5,827	5,655
Fannie Mae Pool #BM3332 3.50% 1/1/2048[4]	1,261	1,150
Fannie Mae Pool #BJ4342 4.00% 1/1/2048[4]	227	213
Fannie Mae Pool #CA1015 4.00% 1/1/2048[4]	55	52
Fannie Mae Pool #BJ8318 4.50% 1/1/2048[4]	84	81
Fannie Mae Pool #BK1198 4.00% 2/1/2048[4]	1,195	1,125
Fannie Mae Pool #MA3277 4.00% 2/1/2048[4]	42	40
Fannie Mae Pool #BK1135 4.50% 2/1/2048[4]	362	352
Fannie Mae Pool #BM3714 3.50% 3/1/2048[4]	4,923	4,491
Fannie Mae Pool #BJ6760 3.50% 3/1/2048[4]	3,369	3,073
Fannie Mae Pool #CA1532 3.50% 4/1/2048[4]	8,544	7,819
Fannie Mae Pool #CA1542 4.00% 4/1/2048[4]	134	126
Fannie Mae Pool #BJ9260 4.00% 4/1/2048[4]	15	14
Fannie Mae Pool #BM4033 3.50% 5/1/2048[4]	18,196	16,599
Fannie Mae Pool #BJ2751 4.50% 5/1/2048[4]	4,889	4,738
Fannie Mae Pool #BJ5829 4.50% 6/1/2048[4]	51	49
Fannie Mae Pool #BF0293 3.00% 7/1/2048[4]	59,246	52,231
Fannie Mae Pool #BF0318 3.50% 8/1/2048[4]	26,516	24,063
Fannie Mae Pool #BM2007 4.00% 9/1/2048[4]	436	412
Fannie Mae Pool #FM1784 4.00% 9/1/2048[4]	180	170
Fannie Mae Pool #BF0323 3.00% 11/1/2048[4]	27,164	23,948
Fannie Mae Pool #BF0325 3.50% 11/1/2048[4]	34,636	31,431
Fannie Mae Pool #CA2642 4.50% 11/1/2048[4]	161	156
Fannie Mae Pool #CA3068 3.50% 2/1/2049[4]	5,330	4,866
Fannie Mae Pool #CA3184 4.00% 3/1/2049[4]	254	239
Fannie Mae Pool #FM3280 3.50% 5/1/2049[4]	18,323	16,663
Fannie Mae Pool #CA3807 3.00% 7/1/2049[4]	4,425	3,893
Fannie Mae Pool #CA3806 3.00% 7/1/2049[4]	2,856	2,522
Fannie Mae Pool #CA3814 3.50% 7/1/2049[4]	822	756
Fannie Mae Pool #CA4079 3.50% 8/1/2049[4]	18,417	16,743
Fannie Mae Pool #BO1345 3.50% 8/1/2049[4]	29	26
Fannie Mae Pool #CA3976 4.00% 8/1/2049[4]	1,353	1,271
Fannie Mae Pool #FM1668 4.00% 8/1/2049[4]	147	138
Fannie Mae Pool #FM2318 3.50% 9/1/2049[4]	21,752	19,848
Fannie Mae Pool #CA4112 3.50% 9/1/2049[4]	907	834
Fannie Mae Pool #FM1913 4.00% 9/1/2049[4]	3,397	3,207
Fannie Mae Pool #CA4432 4.00% 10/1/2049[4]	155	145
Fannie Mae Pool #CA4533 3.00% 11/1/2049[4]	32,214	28,345
Fannie Mae Pool #BO5349 3.50% 11/1/2049[4]	22	20
Fannie Mae Pool #CA4756 3.00% 12/1/2049[4]	17,213	15,121
Fannie Mae Pool #BO4808 3.00% 12/1/2049[4]	13,000	11,366
Fannie Mae Pool #CA4800 3.50% 12/1/2049[4]	48,351	44,423
Fannie Mae Pool #CA5968 2.50% 6/1/2050[4]	43,244	36,444
Fannie Mae Pool #CA6087 3.00% 6/1/2050[4]	43,577	37,684
American Balanced Fund — Page 7 of 65

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA6349 3.00% 7/1/2050[4]	USD5,932	$5,159
Fannie Mae Pool #CA6579 2.00% 8/1/2050[4]	45,319	36,520
Fannie Mae Pool #FS3745 2.00% 8/1/2050[4]	18,361	14,659
Fannie Mae Pool #CA6593 2.50% 8/1/2050[4]	38,162	32,137
Fannie Mae Pool #MA4096 2.50% 8/1/2050[4]	2,683	2,237
Fannie Mae Pool #CA6740 3.00% 8/1/2050[4]	3,440	2,992
Fannie Mae Pool #MA4119 2.00% 9/1/2050[4]	88,490	70,598
Fannie Mae Pool #BQ1226 2.00% 9/1/2050[4]	5,801	4,621
Fannie Mae Pool #BP6715 2.00% 9/1/2050[4]	51	41
Fannie Mae Pool #CA7028 2.50% 9/1/2050[4]	2,141	1,809
Fannie Mae Pool #CA7048 3.00% 9/1/2050[4]	40,164	35,042
Fannie Mae Pool #CA7052 3.00% 9/1/2050[4]	1,970	1,712
Fannie Mae Pool #CA7325 2.00% 10/1/2050[4]	60,241	48,708
Fannie Mae Pool #FP0053 2.00% 10/1/2050[4]	53,056	42,375
Fannie Mae Pool #MA4158 2.00% 10/1/2050[4]	48,028	38,285
Fannie Mae Pool #FP0051 2.00% 10/1/2050[4]	33,382	26,770
Fannie Mae Pool #CA7381 3.00% 10/1/2050[4]	5,423	4,714
Fannie Mae Pool #CA7599 2.50% 11/1/2050[4]	35,417	29,920
Fannie Mae Pool #CA7737 2.50% 11/1/2050[4]	9,376	7,851
Fannie Mae Pool #CA7606 3.00% 11/1/2050[4]	98,591	86,617
Fannie Mae Pool #MA4208 2.00% 12/1/2050[4]	55,531	44,287
Fannie Mae Pool #CA8108 2.00% 12/1/2050[4]	11,754	9,413
Fannie Mae Pool #CA8130 2.50% 12/1/2050[4]	26,608	22,196
Fannie Mae Pool #CA8044 2.50% 12/1/2050[4]	16,147	13,469
Fannie Mae Pool #FM5173 2.50% 12/1/2050[4]	1,976	1,658
Fannie Mae Pool #CA8046 3.00% 12/1/2050[4]	30,692	27,109
Fannie Mae Pool #CA8285 3.00% 12/1/2050[4]	9,712	8,527
Fannie Mae Pool #FM5166 3.00% 12/1/2050[4]	3,623	3,151
Fannie Mae Pool #MA4237 2.00% 1/1/2051[4]	65,162	51,904
Fannie Mae Pool #CA8601 2.50% 1/1/2051[4]	47,454	39,504
Fannie Mae Pool #CA8862 2.50% 1/1/2051[4]	3,838	3,223
Fannie Mae Pool #FM5509 3.00% 1/1/2051[4]	117,906	102,409
Fannie Mae Pool #FM6293 3.00% 1/1/2051[4]	30,797	26,785
Fannie Mae Pool #FM5940 2.00% 2/1/2051[4]	24,985	20,036
Fannie Mae Pool #CA8820 2.00% 2/1/2051[4]	24,034	19,247
Fannie Mae Pool #BR2666 2.00% 2/1/2051[4]	14,567	11,759
Fannie Mae Pool #CA8828 2.50% 2/1/2051[4]	24,287	20,399
Fannie Mae Pool #FM5778 2.50% 2/1/2051[4]	2,092	1,756
Fannie Mae Pool #CA9308 3.00% 2/1/2051[4]	119,807	103,606
Fannie Mae Pool #CA8870 3.00% 2/1/2051[4]	106,336	92,803
Fannie Mae Pool #CA8969 3.00% 2/1/2051[4]	1,182	1,026
Fannie Mae Pool #MA4282 2.50% 3/1/2051[4]	4,390	3,656
Fannie Mae Pool #CB0090 2.00% 4/1/2051[4]	197,218	157,005
Fannie Mae Pool #CB0290 2.00% 4/1/2051[4]	70,237	55,974
Fannie Mae Pool #MA4305 2.00% 4/1/2051[4]	1,604	1,275
Fannie Mae Pool #MA4306 2.50% 4/1/2051[4]	12,480	10,385
Fannie Mae Pool #CB0191 3.00% 4/1/2051[4]	39,058	33,922
Fannie Mae Pool #CB0193 3.00% 4/1/2051[4]	4,700	4,086
Fannie Mae Pool #CB0496 2.00% 5/1/2051[4]	175,038	140,179
Fannie Mae Pool #MA4325 2.00% 5/1/2051[4]	38,198	30,417
Fannie Mae Pool #BR1035 2.00% 5/1/2051[4]	944	751
Fannie Mae Pool #CB0457 2.50% 5/1/2051[4]	173,633	144,843
Fannie Mae Pool #BR9540 4.00% 5/1/2051[4]	2,206	2,124
Fannie Mae Pool #FM7803 2.00% 6/1/2051[4]	18,717	15,110
American Balanced Fund — Page 8 of 65

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM7909 3.00% 6/1/2051[4]	USD3,652	$3,175
Fannie Mae Pool #CB0738 3.00% 6/1/2051[4]	1,710	1,479
Fannie Mae Pool #FS3744 2.00% 7/1/2051[4]	53,995	43,083
Fannie Mae Pool #BR2095 2.50% 7/1/2051[4]	29,002	24,139
Fannie Mae Pool #FM7957 2.50% 7/1/2051[4]	615	514
Fannie Mae Pool #FS1057 2.50% 8/1/2051[4]	983	818
Fannie Mae Pool #FM8247 2.50% 8/1/2051[4]	876	733
Fannie Mae Pool #FM8477 3.00% 8/1/2051[4]	98,138	85,154
Fannie Mae Pool #FM8453 3.00% 8/1/2051[4]	48,883	42,856
Fannie Mae Pool #FS5081 3.00% 8/1/2051[4]	16,131	14,101
Fannie Mae Pool #CB1304 3.00% 8/1/2051[4]	3,731	3,264
Fannie Mae Pool #FS4783 4.00% 8/1/2051[4]	74,965	70,455
Fannie Mae Pool #MA4415 3.00% 9/1/2051[4]	23,746	20,514
Fannie Mae Pool #FS4628 3.00% 10/1/2051[4]	26,612	23,095
Fannie Mae Pool #MA4465 2.00% 11/1/2051[4]	9,585	7,606
Fannie Mae Pool #FS0965 2.00% 11/1/2051[4]	7,404	5,925
Fannie Mae Pool #FM9632 3.00% 11/1/2051[4]	40,469	35,250
Fannie Mae Pool #CB2078 3.00% 11/1/2051[4]	26,916	23,351
Fannie Mae Pool #FM9631 3.00% 11/1/2051[4]	17,431	15,217
Fannie Mae Pool #BU3349 3.50% 11/1/2051[4]	34	31
Fannie Mae Pool #CB2375 2.50% 12/1/2051[4]	77,376	64,922
Fannie Mae Pool #CB2319 2.50% 12/1/2051[4]	76,041	63,847
Fannie Mae Pool #CB2286 2.50% 12/1/2051[4]	42,089	35,269
Fannie Mae Pool #CB2372 2.50% 12/1/2051[4]	36,688	30,761
Fannie Mae Pool #BT9483 2.50% 12/1/2051[4]	29,080	24,417
Fannie Mae Pool #BT9510 2.50% 12/1/2051[4]	28,684	24,102
Fannie Mae Pool #CB2371 2.50% 12/1/2051[4]	21,026	17,702
Fannie Mae Pool #CB2373 2.50% 12/1/2051[4]	13,065	10,958
Fannie Mae Pool #MA4493 2.50% 12/1/2051[4]	2,519	2,090
Fannie Mae Pool #FS0182 3.00% 1/1/2052[4]	34,999	30,373
Fannie Mae Pool #FS0972 3.50% 1/1/2052[4]	6,362	5,802
Fannie Mae Pool #BV3001 3.50% 1/1/2052[4]	2,901	2,598
Fannie Mae Pool #BU7427 3.50% 1/1/2052[4]	825	749
Fannie Mae Pool #BV3080 2.00% 2/1/2052[4]	79,031	62,703
Fannie Mae Pool #BV3076 2.00% 2/1/2052[4]	42,433	33,665
Fannie Mae Pool #CB2765 2.00% 2/1/2052[4]	12,863	10,263
Fannie Mae Pool #CB2870 2.50% 2/1/2052[4]	82	68
Fannie Mae Pool #CB2882 3.00% 2/1/2052[4]	75,933	66,374
Fannie Mae Pool #FS0647 3.00% 2/1/2052[4]	10,262	9,022
Fannie Mae Pool #FS0752 3.00% 3/1/2052[4]	27,103	23,364
Fannie Mae Pool #CB3177 3.50% 3/1/2052[4]	50,393	45,156
Fannie Mae Pool #CB3126 3.50% 3/1/2052[4]	8,130	7,377
Fannie Mae Pool #BV3316 3.50% 3/1/2052[4]	441	395
Fannie Mae Pool #BV4158 3.50% 3/1/2052[4]	184	165
Fannie Mae Pool #FS1180 3.50% 4/1/2052[4]	82,796	75,132
Fannie Mae Pool #CB3417 3.50% 4/1/2052[4]	23,173	20,751
Fannie Mae Pool #BV0242 3.50% 4/1/2052[4]	176	158
Fannie Mae Pool #FS1206 3.50% 4/1/2052[4]	160	144
Fannie Mae Pool #FS1429 3.50% 4/1/2052[4]	48	43
Fannie Mae Pool #BV9644 2.50% 5/1/2052[4]	49	41
Fannie Mae Pool #BT2347 3.50% 5/1/2052[4]	3,223	2,887
Fannie Mae Pool #FS2425 3.50% 5/1/2052[4]	208	187
Fannie Mae Pool #CB3620 4.00% 5/1/2052[4]	80,955	75,114
Fannie Mae Pool #FS1834 4.00% 5/1/2052[4]	42,136	39,287
American Balanced Fund — Page 9 of 65

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB3653 5.00% 5/1/2052[4]	USD26	$25
Fannie Mae Pool #MA4623 2.50% 6/1/2052[4]	113	94
Fannie Mae Pool #BV7809 3.50% 6/1/2052[4]	161	144
Fannie Mae Pool #FS3539 3.50% 7/1/2052[4]	12,647	11,330
Fannie Mae Pool #CB4119 4.00% 7/1/2052[4]	141,323	131,118
Fannie Mae Pool #FS5851 4.00% 7/1/2052[4]	18,457	17,126
Fannie Mae Pool #FS4747 3.50% 8/1/2052[4]	11,339	10,196
Fannie Mae Pool #FS2654 4.00% 8/1/2052[4]	3,408	3,162
Fannie Mae Pool #BT8308 4.50% 8/1/2052[4]	144	137
Fannie Mae Pool #BW9206 5.50% 8/1/2052[4]	185	189
Fannie Mae Pool #MA4732 4.00% 9/1/2052[4]	14,753	13,688
Fannie Mae Pool #CB4548 4.00% 9/1/2052[4]	4,812	4,464
Fannie Mae Pool #BW1192 4.50% 9/1/2052[4]	30,338	28,900
Fannie Mae Pool #FS4611 5.00% 9/1/2052[4]	21,754	21,251
Fannie Mae Pool #CB4821 4.50% 10/1/2052[4]	275,882	262,811
Fannie Mae Pool #MA4785 5.00% 10/1/2052[4]	22,381	21,862
Fannie Mae Pool #BW1289 5.50% 10/1/2052[4]	7,827	7,813
Fannie Mae Pool #BW1243 5.50% 10/1/2052[4]	7,101	7,089
Fannie Mae Pool #MA4803 3.50% 11/1/2052[4]	10,047	9,000
Fannie Mae Pool #CB5266 4.50% 11/1/2052[4]	190,482	181,494
Fannie Mae Pool #FS5554 4.50% 11/1/2052[4]	48,933	46,624
Fannie Mae Pool #MA4806 5.00% 11/1/2052[4]	26,764	26,141
Fannie Mae Pool #BX2812 5.00% 11/1/2052[4]	17,665	17,251
Fannie Mae Pool #BX5583 5.00% 12/1/2052[4]	1,938	1,894
Fannie Mae Pool #MA4842 5.50% 12/1/2052[4]	49,150	49,015
Fannie Mae Pool #BX4004 5.50% 12/1/2052[4]	1,529	1,524
Fannie Mae Pool #BX3726 5.50% 12/1/2052[4]	844	842
Fannie Mae Pool #BX3716 5.50% 12/1/2052[4]	737	735
Fannie Mae Pool #FS4947 4.00% 1/1/2053[4]	123,790	114,864
Fannie Mae Pool #BT8033 5.00% 1/1/2053[4]	18,724	18,289
Fannie Mae Pool #BX0856 5.50% 1/1/2053[4]	823	821
Fannie Mae Pool #BX5592 5.50% 1/1/2053[4]	593	591
Fannie Mae Pool #BX6108 5.50% 1/1/2053[4]	65	65
Fannie Mae Pool #MA4917 4.50% 2/1/2053[4]	180	171
Fannie Mae Pool #MA4919 5.50% 2/1/2053[4]	15,614	15,581
Fannie Mae Pool #BX7384 5.50% 2/1/2053[4]	1,272	1,267
Fannie Mae Pool #FS4024 5.50% 2/1/2053[4]	567	566
Fannie Mae Pool #BW5124 5.50% 2/1/2053[4]	97	96
Fannie Mae Pool #FS3759 6.00% 2/1/2053[4]	36,067	37,141
Fannie Mae Pool #BX7703 6.50% 2/1/2053[4]	356	364
Fannie Mae Pool #BX7774 5.50% 3/1/2053[4]	11,038	10,987
Fannie Mae Pool #FS4191 5.50% 3/1/2053[4]	4,447	4,433
Fannie Mae Pool #BX9431 5.50% 3/1/2053[4]	3,573	3,570
Fannie Mae Pool #BX7782 5.50% 3/1/2053[4]	1,888	1,881
Fannie Mae Pool #BX8514 5.50% 3/1/2053[4]	191	190
Fannie Mae Pool #MA4993 4.00% 4/1/2053[4]	5,547	5,144
Fannie Mae Pool #MA4977 4.50% 4/1/2053[4]	36,407	34,682
Fannie Mae Pool #BW5269 4.50% 4/1/2053[4]	13,645	12,998
Fannie Mae Pool #MA4979 5.50% 4/1/2053[4]	5,099	5,078
Fannie Mae Pool #BX9116 5.50% 4/1/2053[4]	3,322	3,310
Fannie Mae Pool #BX8556 5.50% 4/1/2053[4]	2,873	2,864
Fannie Mae Pool #BY0667 5.50% 4/1/2053[4]	985	983
Fannie Mae Pool #BY0007 5.50% 4/1/2053[4]	851	848
Fannie Mae Pool #BY3206 5.50% 4/1/2053[4]	429	427
American Balanced Fund — Page 10 of 65

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BX8883 5.50% 4/1/2053[4]	USD144	$143
Fannie Mae Pool #MA5008 4.50% 5/1/2053[4]	35,281	33,609
Fannie Mae Pool #FS4563 5.00% 5/1/2053[4]	7,410	7,240
Fannie Mae Pool #BY0091 5.50% 5/1/2053[4]	9,213	9,181
Fannie Mae Pool #MA5010 5.50% 5/1/2053[4]	7,065	7,034
Fannie Mae Pool #BY2505 5.50% 5/1/2053[4]	4,083	4,068
Fannie Mae Pool #BY0204 5.50% 5/1/2053[4]	3,752	3,745
Fannie Mae Pool #BY4413 5.50% 5/1/2053[4]	301	300
Fannie Mae Pool #FS5192 5.50% 6/1/2053[4]	75,745	75,569
Fannie Mae Pool #BY3521 5.50% 6/1/2053[4]	17,006	16,927
Fannie Mae Pool #MA5039 5.50% 6/1/2053[4]	4,353	4,334
Fannie Mae Pool #BY3337 5.50% 6/1/2053[4]	365	364
Fannie Mae Pool #CB6491 6.50% 6/1/2053[4]	7,404	7,638
Fannie Mae Pool #CB6490 6.50% 6/1/2053[4]	2,592	2,652
Fannie Mae Pool #CB6468 6.50% 6/1/2053[4]	1,905	1,953
Fannie Mae Pool #CB6719 4.50% 7/1/2053[4]	3,840	3,659
Fannie Mae Pool #MA5072 5.50% 7/1/2053[4]	47,762	47,540
Fannie Mae Pool #CB6853 4.50% 8/1/2053[4]	5,908	5,629
Fannie Mae Pool #MA5107 5.50% 8/1/2053[4]	224,558	223,544
Fannie Mae Pool #MA5136 4.50% 9/1/2053[4]	26,736	25,465
Fannie Mae Pool #MA5138 5.50% 9/1/2053[4]	135,512	134,882
Fannie Mae Pool #MA5139 6.00% 9/1/2053[4]	35,430	35,759
Fannie Mae Pool #MA5163 4.50% 10/1/2053[4]	56,813	54,112
Fannie Mae Pool #MA5165 5.50% 10/1/2053[4]	5,948	5,919
Fannie Mae Pool #CB7344 6.00% 10/1/2053[4]	90,522	91,552
Fannie Mae Pool #MA5166 6.00% 10/1/2053[4]	67,396	68,023
Fannie Mae Pool #FS7252 5.00% 11/1/2053[4]	1,440,449	1,406,195
Fannie Mae Pool #MA5190 5.50% 11/1/2053[4]	265,353	264,078
Fannie Mae Pool #MA5191 6.00% 11/1/2053[4]	93,460	94,327
Fannie Mae Pool #MA5215 5.50% 12/1/2053[4]	95,382	94,923
Fannie Mae Pool #FS6668 5.50% 12/1/2053[4]	15,223	15,152
Fannie Mae Pool #MA5216 6.00% 12/1/2053[4]	22,294	22,501
Fannie Mae Pool #CB7617 6.00% 12/1/2053[4]	14,887	15,051
Fannie Mae Pool #FS6610 6.50% 12/1/2053[4]	23,747	24,270
Fannie Mae Pool #MA5218 7.00% 12/1/2053[4]	10,920	11,263
Fannie Mae Pool #CB7862 6.00% 1/1/2054[4]	26,533	26,824
Fannie Mae Pool #MA5247 6.00% 1/1/2054[4]	10,226	10,321
Fannie Mae Pool #FS6873 6.50% 1/1/2054[4]	49,607	50,755
Fannie Mae Pool #FS6809 5.50% 2/1/2054[4]	14,596	14,528
Fannie Mae Pool #MA5271 5.50% 2/1/2054[4]	7,129	7,095
Fannie Mae Pool #CB7932 6.00% 2/1/2054[4]	18,797	19,003
Fannie Mae Pool #CB7917 6.50% 2/1/2054[4]	30,173	30,885
Fannie Mae Pool #CB7933 6.50% 2/1/2054[4]	13,178	13,489
Fannie Mae Pool #MA5296 5.50% 3/1/2054[4]	234,634	233,506
Fannie Mae Pool #CB8151 5.50% 3/1/2054[4]	8,121	8,092
Fannie Mae Pool #FS7507 6.00% 3/1/2054[4]	63,502	64,414
Fannie Mae Pool #CB8163 6.00% 3/1/2054[4]	25,965	26,342
Fannie Mae Pool #CB8168 6.00% 3/1/2054[4]	265	268
Fannie Mae Pool #MA5331 5.50% 4/1/2054[4]	120,171	119,593
Fannie Mae Pool #BF0174 3.00% 2/1/2057[4]	5,131	4,400
Fannie Mae Pool #BF0177 3.00% 2/1/2057[4]	4,905	4,226
Fannie Mae Pool #BF0145 3.50% 3/1/2057[4]	105,078	93,390
Fannie Mae Pool #BF0189 3.00% 6/1/2057[4]	7,785	6,677
Fannie Mae Pool #BF0219 3.50% 9/1/2057[4]	23,919	21,258
American Balanced Fund — Page 11 of 65

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0226 3.50% 1/1/2058[4]	USD6,918	$6,173
Fannie Mae Pool #BF0262 3.00% 5/1/2058[4]	402	344
Fannie Mae Pool #BF0332 3.00% 1/1/2059[4]	59,840	51,319
Fannie Mae Pool #BM6736 4.50% 11/1/2059[4]	3,131	3,009
Fannie Mae Pool #BF0481 3.50% 6/1/2060[4]	77,720	68,701
Fannie Mae Pool #BF0497 3.00% 7/1/2060[4]	49,833	41,707
Fannie Mae Pool #BF0548 3.00% 7/1/2061[4]	52,853	44,234
Fannie Mae Pool #BF0547 3.00% 7/1/2061[4]	33,426	28,861
Fannie Mae Pool #BF0585 4.50% 12/1/2061[4]	53,683	51,183
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.584% 7/25/2024[4,5]	384	380
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 7/25/2024[4,5]	7,358	7,293
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.526% 11/25/2024[4,5]	347	342
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.466% 12/25/2026[4,5]	28,321	26,663
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[4,5]	2,120	2,016
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.060% 6/25/2027[4,5]	2,408	2,295
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[4]	253	213
Freddie Mac Pool #ZA1894 5.00% 8/1/2025[4]	2	2
Freddie Mac Pool #ZA1914 5.00% 12/1/2025[4]	3	3
Freddie Mac Pool #ZA1927 5.00% 3/1/2026[4]	9	8
Freddie Mac Pool #ZA1950 6.50% 8/1/2026[4]	48	49
Freddie Mac Pool #ZS8832 5.00% 3/1/2027[4]	1	1
Freddie Mac Pool #ZA1997 5.00% 4/1/2027[4]	17	16
Freddie Mac Pool #D97504 6.50% 12/1/2027[4]	43	43
Freddie Mac Pool #C91130 6.50% 12/1/2027[4]	38	39
Freddie Mac Pool #C91150 6.50% 1/1/2028[4]	43	44
Freddie Mac Pool #G16210 3.50% 6/1/2032[4]	27	26
Freddie Mac Pool #ZA2384 3.50% 6/1/2035[4]	174	165
Freddie Mac Pool #A56076 5.50% 1/1/2037[4]	9	9
Freddie Mac Pool #C91912 3.00% 2/1/2037[4]	14,231	13,102
Freddie Mac Pool #C91917 3.00% 2/1/2037[4]	6,359	5,854
Freddie Mac Pool #G06028 5.50% 7/1/2037[4]	131	133
Freddie Mac Pool #G08248 5.50% 2/1/2038[4]	38	39
Freddie Mac Pool #ZA2505 3.50% 5/1/2038[4]	66	62
Freddie Mac Pool #ZT1449 3.00% 6/1/2038[4]	6,559	6,038
Freddie Mac Pool #G04552 6.00% 9/1/2038[4]	314	326
Freddie Mac Pool #G05979 5.50% 10/1/2038[4]	18	18
Freddie Mac Pool #G05546 5.50% 7/1/2039[4]	74	76
Freddie Mac Pool #A90351 4.50% 1/1/2040[4]	102	100
Freddie Mac Pool #G05937 4.50% 8/1/2040[4]	2,045	2,009
Freddie Mac Pool #RB5071 2.00% 9/1/2040[4]	95,119	80,584
Freddie Mac Pool #A97543 4.50% 3/1/2041[4]	166	166
Freddie Mac Pool #A97669 4.50% 3/1/2041[4]	135	133
Freddie Mac Pool #Q01190 4.50% 6/1/2041[4]	78	76
Freddie Mac Pool #Q01160 5.00% 6/1/2041[4]	120	120
Freddie Mac Pool #SC0148 2.00% 7/1/2041[4]	2,332	1,967
Freddie Mac Pool #Q03821 4.50% 10/1/2041[4]	288	283
Freddie Mac Pool #Q03795 4.50% 10/1/2041[4]	22	21
Freddie Mac Pool #Q11220 3.50% 9/1/2042[4]	393	362
Freddie Mac Pool #V80026 3.00% 4/1/2043[4]	25	23
Freddie Mac Pool #G07921 3.50% 4/1/2043[4]	325	299
Freddie Mac Pool #Q23190 4.00% 11/1/2043[4]	207	198
Freddie Mac Pool #Q23185 4.00% 11/1/2043[4]	154	148
Freddie Mac Pool #Q26734 4.00% 6/1/2044[4]	1,616	1,544
Freddie Mac Pool #SD0480 3.50% 6/1/2045[4]	8,426	7,748
American Balanced Fund — Page 12 of 65

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #760014 2.704% 8/1/2045[4,5]	USD639	$617
Freddie Mac Pool #Q37988 4.00% 12/1/2045[4]	3,659	3,472
Freddie Mac Pool #G60344 4.00% 12/1/2045[4]	3,219	3,055
Freddie Mac Pool #Z40130 3.00% 1/1/2046[4]	12,782	11,433
Freddie Mac Pool #Q40476 4.00% 4/1/2046[4]	2,404	2,280
Freddie Mac Pool #Q40458 4.00% 4/1/2046[4]	533	505
Freddie Mac Pool #G60744 3.50% 7/1/2046[4]	1,582	1,445
Freddie Mac Pool #Q41909 4.50% 7/1/2046[4]	262	256
Freddie Mac Pool #V82628 4.00% 9/1/2046[4]	7,884	7,480
Freddie Mac Pool #760015 2.636% 1/1/2047[4,5]	4,485	4,239
Freddie Mac Pool #G60928 4.50% 4/1/2047[4]	1,987	1,941
Freddie Mac Pool #ZS4726 3.50% 7/1/2047[4]	22	20
Freddie Mac Pool #G08775 4.00% 8/1/2047[4]	10,072	9,462
Freddie Mac Pool #G61295 3.50% 9/1/2047[4]	5,176	4,730
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[4]	134	122
Freddie Mac Pool #V83507 4.00% 10/1/2047[4]	1,602	1,517
Freddie Mac Pool #G61733 3.00% 12/1/2047[4]	15,945	14,101
Freddie Mac Pool #ZS4747 3.50% 12/1/2047[4]	15,317	13,938
Freddie Mac Pool #G61662 3.50% 2/1/2048[4]	4,918	4,492
Freddie Mac Pool #Q54547 4.00% 3/1/2048[4]	7,042	6,632
Freddie Mac Pool #SI2002 4.00% 3/1/2048[4]	28	27
Freddie Mac Pool #G61628 3.50% 9/1/2048[4]	5,769	5,279
Freddie Mac Pool #ZA5889 4.00% 11/1/2048[4]	3,369	3,169
Freddie Mac Pool #V85664 3.50% 6/1/2049[4]	25,399	23,204
Freddie Mac Pool #SD7506 4.00% 9/1/2049[4]	41,449	39,125
Freddie Mac Pool #SD7508 3.50% 10/1/2049[4]	8,542	7,800
Freddie Mac Pool #RA1744 4.00% 11/1/2049[4]	615	578
Freddie Mac Pool #QA5118 3.50% 12/1/2049[4]	32,248	29,314
Freddie Mac Pool #RA3384 3.00% 8/1/2050[4]	2,134	1,856
Freddie Mac Pool #SI2062 2.00% 9/1/2050[4]	14,654	11,721
Freddie Mac Pool #RA3506 3.00% 9/1/2050[4]	6,101	5,303
Freddie Mac Pool #SI2080 2.00% 10/1/2050[4]	15,202	12,188
Freddie Mac Pool #SD7528 2.00% 11/1/2050[4]	95,275	77,037
Freddie Mac Pool #SD8106 2.00% 11/1/2050[4]	85,355	68,087
Freddie Mac Pool #RA4070 2.50% 11/1/2050[4]	18,840	15,713
Freddie Mac Pool #RA3987 2.50% 11/1/2050[4]	18,052	15,056
Freddie Mac Pool #RA4352 2.00% 1/1/2051[4]	21,507	17,206
Freddie Mac Pool #QB8605 2.00% 2/1/2051[4]	15,494	12,502
Freddie Mac Pool #SD8128 2.00% 2/1/2051[4]	5,552	4,425
Freddie Mac Pool #SD1729 2.50% 2/1/2051[4]	47,026	39,223
Freddie Mac Pool #SD8134 2.00% 3/1/2051[4]	44,559	35,353
Freddie Mac Pool #RA5287 2.00% 5/1/2051[4]	58,171	46,572
Freddie Mac Pool #RA5288 2.00% 5/1/2051[4]	11,194	8,979
Freddie Mac Pool #RA5259 2.50% 5/1/2051[4]	207,026	172,674
Freddie Mac Pool #RA5219 2.50% 5/1/2051[4]	11,271	9,356
Freddie Mac Pool #RA5267 3.00% 5/1/2051[4]	3,880	3,372
Freddie Mac Pool #SD7544 3.00% 7/1/2051[4]	15,172	13,296
Freddie Mac Pool #QC4071 3.00% 7/1/2051[4]	787	679
Freddie Mac Pool #SD0665 3.00% 8/1/2051[4]	20,341	17,684
Freddie Mac Pool #QC5996 3.00% 8/1/2051[4]	2,119	1,826
Freddie Mac Pool #SD1129 4.00% 8/1/2051[4]	19,441	18,158
Freddie Mac Pool #SD7545 2.50% 9/1/2051[4]	67,028	56,478
Freddie Mac Pool #RA5836 2.50% 9/1/2051[4]	65,176	54,577
Freddie Mac Pool #RA5782 2.50% 9/1/2051[4]	17,410	14,613
American Balanced Fund — Page 13 of 65

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA5971 3.00% 9/1/2051[4]	USD21,391	$18,686
Freddie Mac Pool #RA5901 3.00% 9/1/2051[4]	3,863	3,352
Freddie Mac Pool #QC7504 3.00% 9/1/2051[4]	176	152
Freddie Mac Pool #SD8172 2.00% 10/1/2051[4]	9,495	7,535
Freddie Mac Pool #QC8489 2.50% 10/1/2051[4]	55,553	46,615
Freddie Mac Pool #SD2880 3.00% 10/1/2051[4]	54,197	47,011
Freddie Mac Pool #SD0734 3.00% 10/1/2051[4]	4,728	4,134
Freddie Mac Pool #RA6406 2.00% 11/1/2051[4]	5,689	4,527
Freddie Mac Pool #SD7548 2.50% 11/1/2051[4]	434,236	365,890
Freddie Mac Pool #RA6347 3.00% 11/1/2051[4]	4,509	3,913
Freddie Mac Pool #RA6483 2.50% 12/1/2051[4]	66,381	55,692
Freddie Mac Pool #RA6535 2.50% 12/1/2051[4]	33,236	27,565
Freddie Mac Pool #QD3310 3.00% 12/1/2051[4]	8,542	7,364
Freddie Mac Pool #SD0855 2.50% 1/1/2052[4]	25,565	21,208
Freddie Mac Pool #SD7552 2.50% 1/1/2052[4]	8,669	7,276
Freddie Mac Pool #SD0813 3.00% 1/1/2052[4]	9,986	8,730
Freddie Mac Pool #QD7397 2.50% 2/1/2052[4]	474	395
Freddie Mac Pool #RA6664 3.00% 2/1/2052[4]	102,496	88,712
Freddie Mac Pool #QD7089 3.50% 2/1/2052[4]	5,029	4,522
Freddie Mac Pool #QD8873 3.50% 2/1/2052[4]	12	11
Freddie Mac Pool #SD7553 3.00% 3/1/2052[4]	212,764	185,671
Freddie Mac Pool #SD7554 2.50% 4/1/2052[4]	36,376	30,520
Freddie Mac Pool #SD8205 2.50% 4/1/2052[4]	129	106
Freddie Mac Pool #QD9576 3.00% 4/1/2052[4]	9,591	8,264
Freddie Mac Pool #QD9278 3.50% 4/1/2052[4]	4,173	3,742
Freddie Mac Pool #SD8214 3.50% 5/1/2052[4]	11,860	10,624
Freddie Mac Pool #RA7326 3.50% 5/1/2052[4]	10	9
Freddie Mac Pool #RA7399 4.00% 5/1/2052[4]	36,796	34,212
Freddie Mac Pool #QE2335 4.00% 5/1/2052[4]	32,534	30,253
Freddie Mac Pool #QE3580 3.50% 6/1/2052[4]	14,530	13,015
Freddie Mac Pool #SD2088 3.50% 6/1/2052[4]	744	667
Freddie Mac Pool #SD3245 4.00% 6/1/2052[4]	42,908	40,327
Freddie Mac Pool #RA7468 4.00% 6/1/2052[4]	7,004	6,499
Freddie Mac Pool #QE4383 4.00% 6/1/2052[4]	848	787
Freddie Mac Pool #RA7502 5.00% 6/1/2052[4]	956	935
Freddie Mac Pool #RA7668 4.00% 7/1/2052[4]	13,724	12,736
Freddie Mac Pool #SD1502 4.00% 7/1/2052[4]	5,473	5,080
Freddie Mac Pool #SD7556 3.00% 8/1/2052[4]	24,081	20,995
Freddie Mac Pool #SD1766 4.00% 8/1/2052[4]	15,032	13,979
Freddie Mac Pool #QE7976 4.50% 8/1/2052[4]	41,296	39,357
Freddie Mac Pool #QE8579 4.50% 8/1/2052[4]	8,337	7,943
Freddie Mac Pool #QF0323 4.00% 9/1/2052[4]	985	913
Freddie Mac Pool #QF0212 4.50% 9/1/2052[4]	37,992	36,190
Freddie Mac Pool #QE9497 4.50% 9/1/2052[4]	9,523	9,074
Freddie Mac Pool #SD1608 4.50% 9/1/2052[4]	5,658	5,390
Freddie Mac Pool #RA7938 5.00% 9/1/2052[4]	58,758	57,379
Freddie Mac Pool #QF2221 4.00% 10/1/2052[4]	970	900
Freddie Mac Pool #QF1489 4.00% 10/1/2052[4]	144	134
Freddie Mac Pool #QF1236 4.50% 10/1/2052[4]	55,519	52,886
Freddie Mac Pool #SD2465 4.50% 10/1/2052[4]	3,645	3,474
Freddie Mac Pool #SD8265 4.00% 11/1/2052[4]	399	369
Freddie Mac Pool #SD1897 4.50% 11/1/2052[4]	150,807	146,755
Freddie Mac Pool #SD1895 4.50% 11/1/2052[4]	30,930	30,166
Freddie Mac Pool #SD8276 5.00% 12/1/2052[4]	57,662	56,319
American Balanced Fund — Page 14 of 65

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QF5340 5.00% 12/1/2052[4]	USD25,512	$24,924
Freddie Mac Pool #QF5830 5.00% 12/1/2052[4]	1,168	1,141
Freddie Mac Pool #RA8303 5.50% 12/1/2052[4]	36,975	36,889
Freddie Mac Pool #SD1961 5.50% 12/1/2052[4]	5,619	5,593
Freddie Mac Pool #QF4136 5.50% 12/1/2052[4]	1,487	1,482
Freddie Mac Pool #QF5672 5.00% 1/1/2053[4]	136,643	133,416
Freddie Mac Pool #SD2571 5.00% 1/1/2053[4]	13,501	13,192
Freddie Mac Pool #QF5717 5.00% 1/1/2053[4]	1,233	1,203
Freddie Mac Pool #SD8288 5.00% 1/1/2053[4]	382	373
Freddie Mac Pool #QF5394 5.50% 1/1/2053[4]	1,523	1,519
Freddie Mac Pool #QF5680 5.50% 1/1/2053[4]	1,362	1,359
Freddie Mac Pool #QF5251 5.50% 1/1/2053[4]	675	673
Freddie Mac Pool #QF6796 5.50% 1/1/2053[4]	357	356
Freddie Mac Pool #RA8534 5.00% 2/1/2053[4]	170,911	166,901
Freddie Mac Pool #QF7774 5.50% 2/1/2053[4]	4,094	4,082
Freddie Mac Pool #QF8331 5.50% 2/1/2053[4]	3,101	3,094
Freddie Mac Pool #QF7048 5.50% 2/1/2053[4]	90	89
Freddie Mac Pool #QF8056 6.00% 2/1/2053[4]	26,582	26,900
Freddie Mac Pool #QF8050 6.00% 2/1/2053[4]	9,447	9,565
Freddie Mac Pool #SD2608 3.50% 3/1/2053[4]	4,083	3,657
Freddie Mac Pool #SD8306 4.50% 3/1/2053[4]	62,724	59,751
Freddie Mac Pool #QF8926 4.50% 3/1/2053[4]	3,749	3,571
Freddie Mac Pool #QF8936 4.50% 3/1/2053[4]	169	161
Freddie Mac Pool #QF8462 5.50% 3/1/2053[4]	18,173	18,119
Freddie Mac Pool #QF8552 5.50% 3/1/2053[4]	535	533
Freddie Mac Pool #QF8554 5.50% 3/1/2053[4]	86	86
Freddie Mac Pool #QF9076 5.50% 3/1/2053[4]	77	77
Freddie Mac Pool #SD8314 4.50% 4/1/2053[4]	191,546	182,466
Freddie Mac Pool #SD2716 5.00% 4/1/2053[4]	11,983	11,708
Freddie Mac Pool #SD8315 5.00% 4/1/2053[4]	1,069	1,044
Freddie Mac Pool #SD3314 5.50% 4/1/2053[4]	58,708	58,598
Freddie Mac Pool #QG1023 5.50% 4/1/2053[4]	8,299	8,277
Freddie Mac Pool #QG0979 5.50% 4/1/2053[4]	251	250
Freddie Mac Pool #QG1387 5.50% 4/1/2053[4]	55	55
Freddie Mac Pool #SD8322 4.50% 5/1/2053[4]	123,037	117,203
Freddie Mac Pool #RA8647 4.50% 5/1/2053[4]	3,844	3,661
Freddie Mac Pool #SD8323 5.00% 5/1/2053[4]	294,299	287,356
Freddie Mac Pool #SD8324 5.50% 5/1/2053[4]	178,977	178,205
Freddie Mac Pool #SD3369 5.50% 5/1/2053[4]	32,102	32,012
Freddie Mac Pool #SD2861 6.00% 5/1/2053[4]	30,404	30,856
Freddie Mac Pool #SD8329 5.00% 6/1/2053[4]	5,488	5,356
Freddie Mac Pool #SD8331 5.50% 6/1/2053[4]	18,400	18,314
Freddie Mac Pool #QG4632 5.50% 6/1/2053[4]	15,898	15,840
Freddie Mac Pool #QG4732 5.50% 6/1/2053[4]	2,531	2,524
Freddie Mac Pool #SD3177 6.00% 6/1/2053[4]	43,585	44,235
Freddie Mac Pool #RA9279 6.00% 6/1/2053[4]	15,763	15,996
Freddie Mac Pool #RA9283 6.00% 6/1/2053[4]	14,913	15,136
Freddie Mac Pool #RA9281 6.00% 6/1/2053[4]	9,828	9,950
Freddie Mac Pool #RA9284 6.00% 6/1/2053[4]	6,897	7,072
Freddie Mac Pool #RA9294 6.50% 6/1/2053[4]	3,501	3,598
Freddie Mac Pool #RA9292 6.50% 6/1/2053[4]	3,048	3,124
Freddie Mac Pool #RA9289 6.50% 6/1/2053[4]	2,840	2,934
Freddie Mac Pool #RA9288 6.50% 6/1/2053[4]	2,681	2,779
Freddie Mac Pool #RA9287 6.50% 6/1/2053[4]	1,938	2,017
American Balanced Fund — Page 15 of 65

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA9290 6.50% 6/1/2053[4]	USD1,454	$1,498
Freddie Mac Pool #RA9291 6.50% 6/1/2053[4]	1,062	1,087
Freddie Mac Pool #RA9295 6.50% 6/1/2053[4]	788	819
Freddie Mac Pool #SD8341 5.00% 7/1/2053[4]	496	484
Freddie Mac Pool #SD8342 5.50% 7/1/2053[4]	77,499	77,138
Freddie Mac Pool #SD3356 6.00% 7/1/2053[4]	549	554
Freddie Mac Pool #QG8374 5.50% 8/1/2053[4]	31,767	31,638
Freddie Mac Pool #SD3559 5.50% 8/1/2053[4]	22,726	22,645
Freddie Mac Pool #QG9352 6.00% 8/1/2053[4]	15,255	15,469
Freddie Mac Pool #SD8360 4.50% 9/1/2053[4]	44,277	42,169
Freddie Mac Pool #SD8362 5.50% 9/1/2053[4]	36,590	36,420
Freddie Mac Pool #RA9854 6.00% 9/1/2053[4]	60,650	61,635
Freddie Mac Pool #SD3825 6.50% 9/1/2053[4]	197,947	202,339
Freddie Mac Pool #SD8365 4.50% 10/1/2053[4]	53,055	50,528
Freddie Mac Pool #SD4997 5.00% 10/1/2053[4]	6,542	6,385
Freddie Mac Pool #SD8367 5.50% 10/1/2053[4]	75,593	75,230
Freddie Mac Pool #SD8370 4.50% 11/1/2053[4]	3,990	3,800
Freddie Mac Pool #SD4977 5.00% 11/1/2053[4]	818,548	798,952
Freddie Mac Pool #SD8371 5.00% 11/1/2053[4]	17,719	17,323
Freddie Mac Pool #SD8372 5.50% 11/1/2053[4]	76,648	76,280
Freddie Mac Pool #SD8381 4.50% 12/1/2053[4]	19,952	19,001
Freddie Mac Pool #SD8384 6.00% 12/1/2053[4]	110,850	111,878
Freddie Mac Pool #SD8386 7.00% 12/1/2053[4]	30,284	31,235
Freddie Mac Pool #SD8393 4.50% 1/1/2054[4]	23,625	22,499
Freddie Mac Pool #SD4894 6.00% 2/1/2054[4]	14,288	14,482
Freddie Mac Pool #SD8407 5.00% 3/1/2054[4]	13,526	13,224
Freddie Mac Pool #SD8408 5.50% 3/1/2054[4]	50,011	49,770
Freddie Mac Pool #RJ1076 6.00% 3/1/2054[4]	28,949	29,238
Freddie Mac Pool #SD8420 5.50% 4/1/2054[4]	239,392	238,241
Freddie Mac Pool #RJ1263 5.50% 4/1/2054[4]	29,367	29,263
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[4]	16,225	16,200
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[4]	12,350	12,304
Freddie Mac, Series T041, Class 3A, 4.335% 7/25/2032[4,5]	714	670
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[4]	35	36
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[4]	10,789	10,573
Freddie Mac, Series K045, Class A2, Multi Family, 3.023% 1/25/2025[4]	1,019	999
Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[4,5]	2,347	2,314
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[4]	1,089	1,067
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[4]	2,787	2,708
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[4]	1,492	1,467
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[4]	1,036	1,009
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 8/25/2025[4,5]	18,547	18,195
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[4]	27,390	26,605
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[4]	26,791	22,875
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[4]	11,551	9,801
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[4,5]	13,930	12,827
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[4]	4,759	4,354
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[4,5]	8,519	7,894
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[4]	31,751	29,144
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[4,5]	31,152	28,651
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[4,5]	6,735	5,950
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[4]	5,583	4,981
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[4]	19,753	18,710
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[4]	13,754	12,178
American Balanced Fund — Page 16 of 65

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[4]	USD52,169	$48,802
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[4]	33,271	30,249
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[4]	6,620	6,233
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[4]	24,864	23,647
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[4]	24,325	22,750
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[4]	9,182	8,495
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[4]	4,484	4,007
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[4]	1,427	1,193
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[4]	12,133	11,459
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[4]	49,523	42,234
Government National Mortgage Assn. 2.50% 4/1/2054[4,6]	44,700	38,078
Government National Mortgage Assn. 3.00% 4/1/2054[4,6]	153,262	135,179
Government National Mortgage Assn. 3.50% 4/1/2054[4,6]	208,000	189,287
Government National Mortgage Assn. 4.00% 4/1/2054[4,6]	207,430	194,122
Government National Mortgage Assn. 5.00% 4/1/2054[4,6]	39,474	38,799
Government National Mortgage Assn. 5.50% 4/1/2054[4,6]	48,918	48,880
Government National Mortgage Assn. 2.50% 5/1/2054[4,6]	66,000	56,281
Government National Mortgage Assn. 3.50% 5/1/2054[4,6]	246,000	224,022
Government National Mortgage Assn. 5.50% 5/1/2054[4,6]	124,000	123,845
Government National Mortgage Assn. Pool #004291 6.00% 11/20/2038[4]	1,105	1,150
Government National Mortgage Assn. Pool #783219 4.00% 1/15/2041[4]	2,973	2,848
Government National Mortgage Assn. Pool #MA1601 4.00% 1/20/2044[4]	34	33
Government National Mortgage Assn. Pool #MA3107 4.50% 9/20/2045[4]	61	60
Government National Mortgage Assn. Pool #MA3175 4.50% 10/20/2045[4]	2,601	2,556
Government National Mortgage Assn. Pool #MA3873 3.00% 8/20/2046[4]	19,962	17,859
Government National Mortgage Assn. Pool #MA4587 4.00% 7/20/2047[4]	9,459	8,986
Government National Mortgage Assn. Pool #MA4653 4.00% 8/20/2047[4]	1,680	1,596
Government National Mortgage Assn. Pool #MA4779 4.00% 10/20/2047[4]	1,972	1,867
Government National Mortgage Assn. Pool #MA4901 4.00% 12/20/2047[4]	16,080	15,260
Government National Mortgage Assn. Pool #MA5078 4.00% 3/20/2048[4]	17,685	16,769
Government National Mortgage Assn. Pool #MA5191 3.50% 5/20/2048[4]	19,316	17,799
Government National Mortgage Assn. Pool #MA5193 4.50% 5/20/2048[4]	3,190	3,107
Government National Mortgage Assn. Pool #MA5528 4.00% 10/20/2048[4]	411	388
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[4]	1,137	1,107
Government National Mortgage Assn. Pool #MA5816 3.50% 3/20/2049[4]	19,878	18,294
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[4]	845	823
Government National Mortgage Assn. Pool #MA5987 4.50% 6/20/2049[4]	340	330
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[4]	472	459
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[4]	3,964	3,842
Government National Mortgage Assn. Pool #MA6341 4.50% 12/20/2049[4]	332	324
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[4]	117,818	96,594
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[4]	221	187
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[4]	103,259	84,738
Government National Mortgage Assn. Pool #MA7140 4.50% 1/20/2051[4]	338	328
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[4]	7,441	7,246
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[4]	84,362	71,946
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[4]	20,442	17,311
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[4]	7,393	6,226
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[4]	2,295	1,971
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[4]	13,762	11,725
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[4]	1,958	1,662
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[4]	674	572
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[4]	455	383
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052[4]	382	325
American Balanced Fund — Page 17 of 65

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[4]	USD40,580	$35,796
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[4]	494	449
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[4]	104,316	97,631
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[4]	18,723	17,040
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[4]	2,089	1,956
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052[4]	21,762	20,367
Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053[4]	814	800
Government National Mortgage Assn. Pool #MA8943 3.00% 6/20/2053[4]	740	655
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[4]	19,272	18,518
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[4]	42,659	41,928
Government National Mortgage Assn. Pool #MA9105 5.00% 8/20/2053[4]	30,779	30,252
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[4]	49,065	47,148
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[4]	149,601	147,036
Government National Mortgage Assn. Pool #710085 4.978% 9/20/2061[4]	2	2
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[4]	31,695	23,865
Uniform Mortgage-Backed Security 2.00% 4/1/2039[4,6]	129,000	114,340
Uniform Mortgage-Backed Security 2.50% 4/1/2039[4,6]	101,359	92,245
Uniform Mortgage-Backed Security 3.50% 4/1/2039[4,6]	40,000	38,024
Uniform Mortgage-Backed Security 4.00% 4/1/2039[4,6]	41,500	40,199
Uniform Mortgage-Backed Security 2.00% 4/1/2054[4,6]	124,623	98,614
Uniform Mortgage-Backed Security 2.50% 4/1/2054[4,6]	26,129	21,600
Uniform Mortgage-Backed Security 3.00% 4/1/2054[4,6]	115,943	99,763
Uniform Mortgage-Backed Security 3.50% 4/1/2054[4,6]	472,935	423,293
Uniform Mortgage-Backed Security 4.00% 4/1/2054[4,6]	285,136	264,081
Uniform Mortgage-Backed Security 4.50% 4/1/2054[4,6]	237,271	225,972
Uniform Mortgage-Backed Security 5.00% 4/1/2054[4,6]	280,755	273,966
Uniform Mortgage-Backed Security 5.50% 4/1/2054[4,6]	327,585	326,010
Uniform Mortgage-Backed Security 6.00% 4/1/2054[4,6]	325,840	328,857
Uniform Mortgage-Backed Security 6.50% 4/1/2054[4,6]	199,968	204,322
Uniform Mortgage-Backed Security 7.00% 4/1/2054[4,6]	43,180	44,513
Uniform Mortgage-Backed Security 2.00% 5/1/2054[4,6]	309,004	244,913
Uniform Mortgage-Backed Security 2.50% 5/1/2054[4,6]	341,465	282,661
Uniform Mortgage-Backed Security 3.00% 5/1/2054[4,6]	171,250	147,512
Uniform Mortgage-Backed Security 3.50% 5/1/2054[4,6]	633,500	567,400
Uniform Mortgage-Backed Security 4.00% 5/1/2054[4,6]	599,832	555,773
Uniform Mortgage-Backed Security 4.50% 5/1/2054[4,6]	245,124	233,537
Uniform Mortgage-Backed Security 5.50% 5/1/2054[4,6]	401,850	399,887
Uniform Mortgage-Backed Security 6.00% 5/1/2054[4,6]	741,800	748,467
Uniform Mortgage-Backed Security 7.00% 5/1/2054[4,6]	91,350	94,077
Uniform Mortgage-Backed Security 6.00% 6/1/2054[4,6]	301,000	303,869
		23,917,969
Commercial mortgage-backed securities 0.63%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.29% 11/15/2055[4,5]	19,903	20,000
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[4,7]	4,557	4,138
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[4,7]	21,941	20,869
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class ASB, 5.745% 3/15/2032[4,5]	5,000	5,273
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[4]	3,422	3,254
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[4]	405	381
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[4]	24,803	26,156
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[4,5]	6,605	7,082
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[4]	795	755
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[4]	501	476
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[4,5]	9,618	9,299
American Balanced Fund — Page 18 of 65

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[4]	USD5,772	$5,086
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[4]	8,720	7,853
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[4]	17,962	15,433
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[4]	11,250	10,658
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[4,5]	3,812	3,577
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[4]	9,988	9,436
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[4]	17,048	14,262
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[4,5]	3,073	2,965
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[4]	9,262	7,501
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053[4]	3,950	3,168
Benchmark Mortgage Trust, Series 2020-B22, Class AM, 2.163% 1/15/2054[4]	6,710	5,390
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[4]	2,138	1,750
Benchmark Mortgage Trust, Series 2021-B28, Class A5, 2.224% 8/15/2054[4]	4,870	4,016
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[4]	9,970	8,335
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[4]	8,000	7,178
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[4,5]	41,374	43,486
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.118% 8/15/2056[4,5]	25,283	26,693
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[4,5]	26,680	28,739
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.095% 5/15/2039[4,5,7]	8,311	8,329
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.644% 5/15/2039[4,5,7]	5,710	5,738
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.223% 4/15/2037[4,5,7]	33,495	33,702
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.714% 4/15/2029[4,5,7]	24,997	25,036
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.029% 9/15/2034[4,5,7]	41,765	41,323
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.14% 9/15/2036[4,5,7]	43,661	43,365
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.39% 9/15/2036[4,5,7]	1,123	1,111
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.339% 10/15/2036[4,5,7]	73,046	72,376
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.737% 10/15/2036[4,5,7]	23,226	22,933
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.816% 4/15/2037[4,5,7]	22,953	23,004
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 8.164% 4/15/2037[4,5,7]	3,257	3,267
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.11% 6/15/2038[4,5,7]	48,192	47,888
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.29% 11/15/2038[4,5,7]	44,848	44,437
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.315% 2/15/2039[4,5,7]	14,501	14,377
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.776% 8/15/2039[4,5,7]	1,742	1,756
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.513% 3/15/2035[4,5,7]	11,185	11,126
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[4]	12,890	12,053
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[4,5,7]	55,899	56,919
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class B, 5.852% 6/10/2028[4,5,7]	9,877	9,886
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 5.852% 6/10/2028[4,5,7]	4,900	4,846
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,5,7]	20,000	20,770
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 4/10/2048[4]	326	323
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[4]	2,395	2,289
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[4]	800	756
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[4]	15,135	14,831
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[4]	1,600	1,575
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[4,5]	1,000	926
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[4,7]	36,773	37,644
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[4,7]	7,074	7,216
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/10/2040[4,5,7]	12,887	12,707
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/10/2040[4,5,7]	5,439	5,560
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[4]	550	518
American Balanced Fund — Page 19 of 65

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.52% 7/15/2038[4,5,7]	USD26,366	$26,375
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.82% 7/15/2038[4,5,7]	13,162	13,174
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.14% 7/15/2038[4,5,7]	10,016	10,016
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.69% 7/15/2038[4,5,7]	4,409	4,409
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[4,7]	12,117	12,577
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[4,7]	27,847	22,692
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.348%) 6.474% 12/15/2036[4,5,7]	716	716
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 11/10/2048[4]	1,612	1,583
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/15/2038[4,5,7]	5,265	5,149
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.133% 3/10/2041[4,5,7]	9,579	9,508
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[4]	11,268	10,540
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[4]	405	380
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[4]	19,842	16,926
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[4]	9,914	7,903
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.814% 8/15/2039[4,5]	4,325	4,354
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[4]	1,180	1,177
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[4]	2,520	2,359
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[4]	930	867
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[4,7]	34,220	30,336
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[4,7]	8,773	7,448
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[4,5,7]	2,318	1,875
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[4,5]	8,015	7,569
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.84% 10/15/2038[4,5,7]	5,303	5,302
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[4,7]	59,217	52,646
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.241% 4/15/2038[4,5,7]	13,529	13,476
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[4]	5,202	5,166
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[4]	993	980
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[4]	472	468
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[4]	1,600	1,560
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[4]	972	931
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[4]	2,490	2,354
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.32% 11/25/2053[4,5,7]	16,535	16,903
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[4,7]	21,946	18,178
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.171% 11/15/2038[4,5,7]	24,843	24,681
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.325% 1/15/2039[4,5,7]	54,009	53,714
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[4]	9,337	9,088
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[4]	455	427
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[4]	10,015	9,629
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[4]	2,598	2,581
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[4]	4,008	3,611
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[4]	795	759
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.114% 11/15/2027[4,5,7]	65,442	65,827
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037[4,5,7]	8,656	8,654
American Balanced Fund — Page 20 of 65

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037[4,5,7]	USD3,712	$3,661
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037[4,5,7]	5,353	5,320
		1,395,645
Collateralized mortgage-backed obligations (privately originated) 0.49%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[4,5,7]	5,039	4,377
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[4,7]	532	494
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[4,7,8]	15,319	14,260
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[4,5,7]	7,867	7,150
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[4,5,7]	3,049	2,777
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[4,5,7]	3,389	3,246
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[4,7]	11,023	9,948
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[4,7,8]	24,346	22,908
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[4,5,7]	2,346	2,289
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[4,5,7]	6,481	6,202
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[4,5,7]	2,004	1,964
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[4,5,7]	4,240	4,195
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 6.306% 12/25/2033[4,5]	238	218
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[4,5,7]	26,370	24,489
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[4,5,7]	746	675
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[4,5,7]	12,899	11,080
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 6.07% 10/25/2041[4,5,7]	31	31
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.72% 12/25/2042[4,5,7]	37,996	39,042
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.62% 1/25/2043[4,5,7]	22,140	22,680
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.87% 5/25/2043[4,5,7]	75,090	80,108
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.22% 6/25/2043[4,5,7]	15,452	15,642
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 8.42% 6/25/2043[4,5,7]	46,402	48,816
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.02% 7/25/2043[4,5,7]	17,398	17,560
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (30-day Average USD-SOFR + 2.70%) 8.02% 7/25/2043[4,5,7]	34,732	36,010
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 6.82% 10/25/2043[4,5,7]	6,562	6,594
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.37% 1/25/2044[4,5,7]	6,342	6,347
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.12% 1/25/2044[4,5,7]	3,104	3,125
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.42% 2/25/2044[4,5,7]	4,836	4,841
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.12% 2/25/2044[4,5,7]	6,661	6,699
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[4,7]	16,903	15,723
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[4]	64	64
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[4]	197	204
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[4]	668	645
FARM Mortgage Trust, Series 2024-1, Class A1, 4.721% 10/1/2053[4,5,7]	6,942	6,774
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[4,7]	13,274	14,312
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[4,7]	57,237	61,761
American Balanced Fund — Page 21 of 65

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[4,7]	USD1,839	$1,963
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[4,7]	2,085	2,090
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[4,5,7]	16,856	13,586
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[4,5,7]	15,825	12,755
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[4,5,7]	16,332	13,163
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[4,5,7]	14,473	11,701
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[4,5,7]	18,078	14,571
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.735% 10/25/2027[4,5]	1,181	1,192
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.62% 2/25/2042[4,5,7]	6,177	6,193
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.32% 4/25/2042[4,5,7]	6,156	6,238
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 8.22% 4/25/2042[4,5,7]	4,587	4,749
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 8.67% 5/25/2042[4,5,7]	13,523	14,150
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 9.82% 6/25/2042[4,5,7]	7,690	8,328
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.47% 9/25/2042[4,5,7]	3,522	3,567
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.67% 2/25/2044[4,5,7]	6,836	6,863
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[4,5,7]	31,025	27,393
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[4,7,8]	13,799	13,070
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[4,7]	14,846	13,484
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[4,5,7]	3,591	2,894
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[4,7,8]	5,525	5,607
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[4,7,8]	8,881	8,808
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[4,5,7]	5,736	5,575
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[4,7,8]	11,309	10,948
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.294% 11/25/2055[4,5,7]	32,320	32,293
Mill City Mortgage Trust, Series 15-1, Class M2, 3.817% 6/25/2056[4,5,7]	104	104
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[4,5,7]	4,376	4,203
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[4,5,7]	577	555
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[4,5,7]	2,796	2,572
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.529% 3/25/2053[4,5,7]	8,287	7,991
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[4,7,8]	6,155	6,159
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[4,7,8]	10,844	10,924
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.521% 4/25/2053[4,5,7]	11,717	11,312
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[4,7,8]	17,362	17,387
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[4,5,7]	35,627	30,339
Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[4,7]	23,935	22,151
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[4,7]	18,862	17,293
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[4,7]	7,640	7,196
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[4,7]	17,355	16,002
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[4,7]	14,571	13,329
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041[4,5,7]	5,757	5,071
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[4,5,7]	3,551	3,206
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[4,5,7]	4,731	4,656
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[4,5,7]	3,277	3,236
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[4,5,7]	8,460	8,079
American Balanced Fund — Page 22 of 65

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[4,5,7]	USD9,394	$9,020
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[4,5,7]	2,118	2,041
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[4,7]	503	444
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[4,7]	17,784	16,807
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2029[4,7]	5,757	5,608
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2029[4,7]	1,893	1,820
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[4,7]	2,170	2,012
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[4,7]	7,964	7,840
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[4,7]	1,718	1,673
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[4,7]	7,800	7,697
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[4,7,8]	9,348	9,302
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[4,7,8]	2,659	2,651
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[4,7,8]	26,797	26,917
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[4,7,8]	59,739	59,790
		1,089,818
Total mortgage-backed obligations		26,403,432
Corporate bonds, notes & loans 7.20% Financials 3.47%
AerCap Ireland Capital DAC 1.65% 10/29/2024	27,556	26,889
AerCap Ireland Capital DAC 6.50% 7/15/2025	7,190	7,262
AerCap Ireland Capital DAC 1.75% 1/30/2026	10,369	9,687
AerCap Ireland Capital DAC 2.45% 10/29/2026	37,267	34,621
AerCap Ireland Capital DAC 6.45% 4/15/2027[7]	34,647	35,587
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[7,8]	41,000	42,086
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[7,8]	23,775	24,796
Ally Financial, Inc. 8.00% 11/1/2031	3,187	3,538
Ally Financial, Inc. 8.00% 11/1/2031	2,250	2,509
American Express Co. 2.25% 3/4/2025	20,000	19,444
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[8]	18,805	19,059
American Express Co. 2.55% 3/4/2027	13,925	13,009
American Express Co. 5.85% 11/5/2027	3,900	4,017
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[8]	10,421	11,171
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[8]	15,687	14,959
American International Group, Inc. 5.125% 3/27/2033	14,135	14,066
American International Group, Inc. 4.375% 6/30/2050	3,180	2,762
Aon North America, Inc. 5.15% 3/1/2029	15,000	15,093
Arthur J. Gallagher & Co. 3.50% 5/20/2051	280	199
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032[7]	4,676	5,027
Banco Santander, SA 2.746% 5/28/2025	9,400	9,089
Banco Santander, SA 5.147% 8/18/2025	9,200	9,139
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[8]	20,600	18,798
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	15,845	14,142
Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025)[8]	2,713	2,540
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[8]	36,573	36,401
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[8]	21,004	20,512
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[8]	63,946	63,482
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[8]	38,555	36,180
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[8]	57,605	57,677
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[8]	61,898	54,716
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[8]	65,552	67,237
American Balanced Fund — Page 23 of 65

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[8]	USD29,286	$25,259
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[8]	5,245	4,307
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[8]	42,322	34,497
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[8]	54,772	44,835
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[8]	60,862	60,702
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[8]	23,425	24,306
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[8]	41,419	41,705
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[7,8]	5,000	5,033
Bank of Montreal 5.203% 2/1/2028	5,000	5,039
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026)[8]	15,000	14,935
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[8]	18,829	19,343
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028)[8]	21,000	20,698
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[8]	32,618	32,659
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[8]	26,526	25,612
Bank of Nova Scotia (The) 5.25% 6/12/2028	20,000	20,185
Banque Federative du Credit Mutuel 5.088% 1/23/2027[7]	20,000	19,985
Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[8]	25,000	25,061
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028)[8]	10,000	10,400
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[7]	7,000	7,185
BNP Paribas SA 4.375% 9/28/2025[7]	5,700	5,599
BNP Paribas SA 4.375% 5/12/2026[7]	6,350	6,182
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[7,8]	58,977	54,631
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[7,8]	32,660	28,549
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[7,8]	75,256	75,450
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[7,8]	7,807	6,622
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[7,8]	6,772	6,822
BPCE SA 4.625% 7/11/2024[7]	33,950	33,769
BPCE SA 5.15% 7/21/2024[7]	39,440	39,278
BPCE SA 1.625% 1/14/2025[7]	17,828	17,298
BPCE SA 1.00% 1/20/2026[7]	25,000	23,184
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[7,8]	12,975	12,187
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[7,8]	42,500	42,631
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[7,8]	15,000	15,701
BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[7,8]	661	536
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[7,8]	1,750	1,755
CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[7,8]	35,000	35,776
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[7,8]	11,250	11,486
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[7,8]	42,900	42,900
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[7,8]	600	642
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[7,8]	8,050	8,125
Canadian Imperial Bank of Commerce 5.144% 4/28/2025	10,000	9,970
Canadian Imperial Bank of Commerce 5.986% 10/3/2028	15,000	15,567
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[8]	22,000	21,865
Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[8]	21,500	21,230
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[8]	6,835	6,895
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[8]	2,086	2,168
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[8]	40,745	41,507
Charles Schwab Corp. (The) 3.45% 2/13/2026	1,616	1,567
Charles Schwab Corp. (The) 2.45% 3/3/2027	1,420	1,324
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[8]	12,000	12,187
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[8]	20,000	20,797
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[8]	15,000	15,658
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	10,606	8,809
American Balanced Fund — Page 24 of 65

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Chubb INA Holdings, Inc. 5.00% 3/15/2034	USD17,193	$17,262
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[8]	813	788
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[8]	48,294	48,383
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[8]	19,351	17,779
Citigroup, Inc. 3.887% 1/10/2028 (3-month USD CME Term SOFR + 1.825% on 1/10/2027)[8]	10,649	10,272
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[8]	25,043	23,562
Citigroup, Inc. 4.075% 4/23/2029 (3-month USD CME Term SOFR + 1.454% on 4/23/2028)[8]	30,000	28,730
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[8]	68,127	67,829
Citigroup, Inc. 3.98% 3/20/2030 (3-month USD CME Term SOFR + 1.597% on 3/20/2029)[8]	11,636	10,967
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[8]	34,974	31,075
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030)[8]	19,160	16,611
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[8]	89,736	76,705
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[8]	4,382	3,595
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[8]	26,646	25,699
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[8]	25,845	27,307
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[8]	6,900	7,010
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[8]	31,628	31,598
CME Group, Inc. 3.75% 6/15/2028	2,230	2,164
Corebridge Financial, Inc. 3.50% 4/4/2025	7,305	7,153
Corebridge Financial, Inc. 3.65% 4/5/2027	43,861	41,897
Corebridge Financial, Inc. 3.85% 4/5/2029	10,219	9,559
Corebridge Financial, Inc. 3.90% 4/5/2032	1,707	1,537
Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,370
Corebridge Financial, Inc. 4.40% 4/5/2052	2,907	2,373
Corebridge Global Funding 5.75% 7/2/2026[7]	49,150	49,227
Crédit Agricole SA 4.375% 3/17/2025[7]	5,460	5,378
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[7,8]	17,106	16,359
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[7,8]	13,656	12,660
Credit Suisse AG 3.625% 9/9/2024	7,250	7,183
Credit Suisse AG 7.95% 1/9/2025	41,500	42,197
Credit Suisse AG 7.50% 2/15/2028	20,000	21,575
Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[7,8]	7,000	7,027
Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025)[7,8]	30,000	30,300
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[7,8]	37,800	34,481
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[7,8]	14,225	13,732
Deutsche Bank AG 0.898% 5/28/2024	19,230	19,089
Deutsche Bank AG 3.70% 5/30/2024	36,145	35,999
Deutsche Bank AG 3.70% 5/30/2024	28,800	28,683
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[8]	16,750	16,524
Deutsche Bank AG 4.10% 1/13/2026	21,547	21,045
Deutsche Bank AG 4.10% 1/13/2026	5,139	5,016
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[8]	46,606	43,969
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[8]	84,743	77,504
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[8]	129,217	118,681
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[8]	58,950	58,884
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[8]	74,789	77,390
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[8]	58,151	60,824
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[8]	10,573	9,317
Discover Financial Services 6.70% 11/29/2032	2,747	2,906
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[7,8]	41,250	41,454
American Balanced Fund — Page 25 of 65

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Fidelity National Information Services, Inc. 3.10% 3/1/2041	USD2,590	$1,890
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[8]	4,290	4,424
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[8]	23,703	23,743
Fiserv, Inc. 3.50% 7/1/2029	2,440	2,273
Five Corners Funding Trust III 5.791% 2/15/2033[7]	7,000	7,223
Five Corners Funding Trust IV 5.997% 2/15/2053[7]	384	406
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[8]	15,000	13,897
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[8]	44,600	40,764
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[8]	120,044	110,376
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[8]	69,541	64,788
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[8]	64,980	62,173
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[8]	17,765	17,374
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[8]	25,786	27,138
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[8]	10,188	8,247
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[8]	7,555	6,288
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[8]	76,700	65,620
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[8]	2,350	2,304
HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026)[8]	3,250	3,279
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[8]	3,250	3,188
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[8]	13,250	14,103
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[8]	2,689	2,764
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[8]	25,479	22,339
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD CME Term SOFR + 1.872% on 5/22/2029)[8]	5,940	5,554
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[8]	6,224	5,225
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[8]	2,200	1,839
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[8]	26,992	28,461
HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[8]	4,389	4,444
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[8]	2,022	2,170
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	489	463
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	35,739	33,120
Huarong Finance II Co., Ltd. 5.50% 1/16/2025	3,676	3,649
Huntington Bancshares, Inc. 5.709% 2/2/2035 (USD-SOFR + 1.87% on 2/2/2034)[8]	8,118	8,098
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[8]	45,000	45,572
Intesa Sanpaolo SpA 3.25% 9/23/2024[7]	4,040	3,992
Intesa Sanpaolo SpA 7.00% 11/21/2025[7]	2,550	2,598
Intesa Sanpaolo SpA 3.875% 7/14/2027[7]	70,094	65,945
Intesa Sanpaolo SpA 3.875% 1/12/2028[7]	43,573	40,518
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[7,8]	24,225	27,071
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[7,8]	16,555	17,670
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[8]	1,457	1,432
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[8]	13,000	12,641
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[8]	8,950	8,946
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[8]	3,704	3,582
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[8]	4,349	4,284
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[8]	14,417	13,346
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[8]	12,048	10,996
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[8]	20,000	20,412
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[8]	22,722	22,651
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[8]	47,568	44,709
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[8]	18,068	17,658
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[8]	49,881	49,477
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[8]	46,729	44,215
American Balanced Fund — Page 26 of 65

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[8]	USD2,223	$2,240
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[8]	40,363	41,977
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[8]	6,787	6,762
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[8]	102	88
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[8]	26,232	21,382
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[8]	4,284	4,196
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[8]	25,330	25,437
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[8]	20,682	22,106
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[7,8]	7,675	7,745
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[7,8]	20,000	20,990
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[8]	5,000	4,974
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[8]	22,400	21,782
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[8]	3,100	2,855
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[8]	35,000	35,341
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[8]	8,800	8,805
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[8]	37,368	35,783
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[8]	7,500	7,624
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[8]	16,740	16,130
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[8]	39,395	39,651
Macquarie Bank, Ltd. 5.208% 6/15/2026[7]	10,000	10,007
Macquarie Bank, Ltd. 5.391% 12/7/2026[7]	20,000	20,110
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	3,750	3,691
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030	7,010	5,966
Mastercard, Inc. 4.875% 3/9/2028	842	853
Mastercard, Inc. 4.85% 3/9/2033	21,304	21,472
Metropolitan Life Global Funding I 5.05% 1/6/2028[7]	7,000	7,012
Metropolitan Life Global Funding I 5.40% 9/12/2028[7]	35,000	35,475
Metropolitan Life Global Funding I 4.85% 1/8/2029[7]	10,000	9,933
Metropolitan Life Global Funding I 2.95% 4/9/2030[7]	10,000	8,881
Metropolitan Life Global Funding I 5.15% 3/28/2033[7]	7,668	7,682
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[8]	46,000	44,827
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[8]	65,500	60,349
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[8]	34,600	31,684
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[8]	5,078	4,712
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[8]	23,000	22,347
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[8]	34,000	31,273
American Balanced Fund — Page 27 of 65

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[8]	USD15,000	$15,075
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[8]	20,740	21,211
Moody’s Corp. 4.25% 8/8/2032	265	252
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[8]	9,785	9,683
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[8]	2,053	2,046
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[8]	10,000	9,252
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[8]	50,399	46,267
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[8]	553	515
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[8]	4,653	4,523
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[8]	30,880	31,959
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[8]	71,780	71,633
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[8]	62,954	62,922
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[8]	30,579	30,858
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[8]	41,458	43,489
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[8]	15,182	15,200
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[8]	2,608	2,279
Morgan Stanley 3.622% 4/1/2031 (USD-SOFR + 3.12% on 4/1/2030)[8]	3,574	3,279
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[8]	33,434	26,736
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[8]	49,148	40,161
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[8]	277	236
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[8]	46,700	46,351
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[8]	2,782	2,792
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[8]	42,399	46,412
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[8]	420	403
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[8]	1,854	1,419
Morgan Stanley Bank, N.A. 5.479% 7/16/2025	14,900	14,962
MSCI, Inc. 3.25% 8/15/2033[7]	26,400	21,774
Nasdaq, Inc. 5.35% 6/28/2028	13,015	13,191
Nasdaq, Inc. 5.55% 2/15/2034	23,601	24,014
National Australia Bank, Ltd. 1.887% 1/12/2027[7]	3,750	3,463
National Australia Bank, Ltd. 4.90% 6/13/2028	12,000	12,032
National Australia Bank, Ltd. 6.429% 1/12/2033[7]	650	687
National Securities Clearing Corp. 5.10% 11/21/2027[7]	6,000	6,051
NatWest Group PLC 7.472% 11/10/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.85% on 11/10/2025)[8]	5,000	5,138
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[8]	20,000	20,107
NatWest Group PLC 5.808% 9/13/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.95% on 9/13/2028)[8]	25,000	25,398
New York Life Global Funding 2.35% 7/14/2026[7]	2,970	2,805
New York Life Global Funding 4.90% 6/13/2028[7]	20,000	19,986
New York Life Global Funding 4.55% 1/28/2033[7]	5,893	5,691
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[7]	20,000	19,914
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[8]	15,000	15,068
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[8]	54,411	55,090
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[8]	5,265	5,447
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[8]	7,750	8,491
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[8]	2,250	2,272
Power Finance Corp., Ltd. 5.25% 8/10/2028	1,957	1,939
Power Finance Corp., Ltd. 6.15% 12/6/2028	1,760	1,809
Power Finance Corp., Ltd. 4.50% 6/18/2029	3,334	3,199
Power Finance Corp., Ltd. 3.95% 4/23/2030	6,907	6,312
American Balanced Fund — Page 28 of 65

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Prudential Financial, Inc. 4.35% 2/25/2050	USD7,760	$6,625
Prudential Financial, Inc. 3.70% 3/13/2051	945	725
Royal Bank of Canada 4.95% 4/25/2025	10,000	9,968
Royal Bank of Canada 1.15% 6/10/2025	4,420	4,217
Royal Bank of Canada 4.90% 1/12/2028	5,000	5,003
Royal Bank of Canada 5.20% 8/1/2028	30,000	30,316
Royal Bank of Canada 4.95% 2/1/2029	15,000	15,045
Santander Holdings USA, Inc. 3.50% 6/7/2024	41,605	41,423
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[8]	13,975	12,706
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[8]	27,506	28,153
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[8]	3,523	3,630
Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[8]	29,000	29,281
SMBC Aviation Capital Finance DAC 5.45% 5/3/2028[7]	15,000	15,050
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[8]	990	1,019
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[8]	14,240	13,234
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[8]	18,277	17,795
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[8]	47,307	47,125
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/2026	10,000	9,145
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	8,800	8,155
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	52,000	53,595
Sumitomo Mitsui Financial Group, Inc. 5.852% 7/13/2030	30,200	31,364
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[7]	35,000	35,682
Svenska Handelsbanken AB 5.50% 6/15/2028[7]	10,000	10,107
Swedbank AB 6.136% 9/12/2026[7]	51,564	52,508
Synchrony Bank 5.40% 8/22/2025	21,000	20,814
Synchrony Bank 5.625% 8/23/2027	21,000	20,617
Synchrony Financial 4.25% 8/15/2024[2]	12,369	12,291
Synchrony Financial 2.875% 10/28/2031[2]	21,000	16,772
Toronto-Dominion Bank (The) 2.65% 6/12/2024	7,113	7,072
Toronto-Dominion Bank (The) 1.25% 9/10/2026	19,849	18,116
Toronto-Dominion Bank (The) 1.95% 1/12/2027	10,000	9,246
Toronto-Dominion Bank (The) 5.156% 1/10/2028	4,872	4,905
Toronto-Dominion Bank (The) 5.523% 7/17/2028	15,000	15,328
Toronto-Dominion Bank (The) 2.45% 1/12/2032	2,032	1,694
Travelers Companies, Inc. 4.00% 5/30/2047	2,253	1,873
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[8]	21,000	20,662
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[8]	13,112	13,987
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[8]	5,893	5,888
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[8]	4,819	4,641
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[8]	6,586	6,669
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[8]	16,244	15,928
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[8]	34,966	34,286
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[8]	32,808	33,390
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[8]	18,226	18,311
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[8]	25,094	23,841
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[8]	13,493	13,758
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[8]	320	323
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[7,8]	5,000	4,976
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[7,8]	12,081	11,910
UBS Group AG 4.125% 9/24/2025[7]	4,030	3,949
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[7,8]	42,692	40,945
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026)[7,8]	5,000	5,017
American Balanced Fund — Page 29 of 65

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[7,8]	USD26,350	$24,394
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[7,8]	53,787	49,787
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[7,8]	35,660	32,436
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[7,8]	23,979	23,504
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[7,8]	15,952	16,430
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,8,9]	12,990	12,289
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[7,8]	14,923	15,402
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[7,8]	29,863	29,917
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[7,8,9]	10,200	9,078
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[7,8]	89,280	82,956
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[7,8]	18,516	14,842
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[7,8]	147,249	125,316
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[7,8]	28,069	22,940
UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[7,8]	6,000	6,330
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[7,8]	38,636	46,915
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[7,8]	11,900	11,966
UniCredit SpA 4.625% 4/12/2027[7]	5,540	5,403
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[7,8]	6,269	6,125
Unum Group 3.875% 11/5/2025	5,045	4,889
Vigorous Champion International, Ltd. 4.25% 5/28/2029	3,162	2,948
Visa, Inc. 3.15% 12/14/2025	6,000	5,837
Visa, Inc. 2.05% 4/15/2030	5,247	4,528
Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[8]	5,001	4,906
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[8]	624	613
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[8]	97,105	92,453
Wells Fargo & Co. 3.584% 5/22/2028 (3-month USD CME Term SOFR + 1.31% on 5/22/2027)[8]	3,828	3,641
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[8]	12,073	11,054
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[8]	19,177	18,901
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[8]	60,679	61,417
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[8]	95,192	99,178
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[8]	29,921	29,867
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[8]	191,027	189,905
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[8]	10,000	10,043
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[8]	39,525	42,412
Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[8]	2,877	2,885
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[8]	11,704	10,352
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[8]	3,750	3,649
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[8]	3,750	3,467
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[8]	28,300	23,366
Westpac Banking Corp. 2.963% 11/16/2040	9,686	6,842
		7,730,273
American Balanced Fund — Page 30 of 65

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary 0.68%	Principal amount (000)	Value (000)
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	USD6,132	$5,098
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	9,049	8,570
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	8,521	7,413
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	14,036	9,861
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	11,021	7,338
Amazon.com, Inc. 1.20% 6/3/2027	4,437	3,990
American Honda Finance Corp. 3.50% 2/15/2028	2,500	2,380
Board of Trustees of The Leland Stanford Junior University 1.289% 6/1/2027	4,000	3,605
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[7]	714	695
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[7]	3,709	3,697
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[7]	2,334	2,287
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[7]	9,360	9,330
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[7]	22,985	21,139
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[7]	4,378	4,367
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[7]	11,048	10,600
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[7]	2,169	2,174
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[7]	3,792	3,378
Ford Motor Co. 4.75% 1/15/2043	22,337	18,570
Ford Motor Co. 5.291% 12/8/2046	16,195	14,417
Ford Motor Credit Co., LLC 3.375% 11/13/2025	5,023	4,835
Ford Motor Credit Co., LLC 6.95% 3/6/2026	25,894	26,398
Ford Motor Credit Co., LLC 6.95% 6/10/2026	18,065	18,463
Ford Motor Credit Co., LLC 2.70% 8/10/2026	3,120	2,909
Ford Motor Credit Co., LLC 4.271% 1/9/2027	3,095	2,979
Ford Motor Credit Co., LLC 5.80% 3/5/2027	12,000	12,050
Ford Motor Credit Co., LLC 4.95% 5/28/2027	42,525	41,512
Ford Motor Credit Co., LLC 4.125% 8/17/2027	13,715	13,022
Ford Motor Credit Co., LLC 3.815% 11/2/2027	6,334	5,937
Ford Motor Credit Co., LLC 7.35% 11/4/2027	25,901	27,177
Ford Motor Credit Co., LLC 2.90% 2/16/2028	4,470	4,043
Ford Motor Credit Co., LLC 6.80% 5/12/2028	39,860	41,432
Ford Motor Credit Co., LLC 6.798% 11/7/2028	37,714	39,387
Ford Motor Credit Co., LLC 2.90% 2/10/2029	12,290	10,843
Ford Motor Credit Co., LLC 5.80% 3/8/2029	35,867	36,026
Ford Motor Credit Co., LLC 5.113% 5/3/2029	127,908	124,251
Ford Motor Credit Co., LLC 7.35% 3/6/2030	17,485	18,653
Ford Motor Credit Co., LLC 7.20% 6/10/2030	67,429	71,613
Ford Motor Credit Co., LLC 4.00% 11/13/2030	71,923	64,272
Ford Motor Credit Co., LLC 6.05% 3/5/2031	40,000	40,310
Ford Motor Credit Co., LLC 3.625% 6/17/2031	28,724	24,851
Ford Motor Credit Co., LLC 7.122% 11/7/2033	20,665	22,249
General Motors Co. 6.125% 10/1/2025	4,830	4,873
General Motors Co. 6.80% 10/1/2027	24,419	25,581
General Motors Co. 5.40% 10/15/2029	7,841	7,864
General Motors Financial Co., Inc. 3.80% 4/7/2025	6,908	6,784
General Motors Financial Co., Inc. 2.75% 6/20/2025	7,796	7,537
General Motors Financial Co., Inc. 1.25% 1/8/2026	387	360
General Motors Financial Co., Inc. 5.40% 4/6/2026	4,275	4,278
General Motors Financial Co., Inc. 4.00% 10/6/2026	242	235
General Motors Financial Co., Inc. 2.70% 8/20/2027	46,765	43,121
General Motors Financial Co., Inc. 2.40% 4/10/2028	3,561	3,199
General Motors Financial Co., Inc. 5.80% 6/23/2028	2,153	2,196
General Motors Financial Co., Inc. 2.40% 10/15/2028	5,511	4,880
General Motors Financial Co., Inc. 5.80% 1/7/2029	10,376	10,563
American Balanced Fund — Page 31 of 65

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co., Inc. 4.30% 4/6/2029	USD8,951	$8,559
General Motors Financial Co., Inc. 3.60% 6/21/2030	5,785	5,225
General Motors Financial Co., Inc. 2.35% 1/8/2031	26,205	21,654
General Motors Financial Co., Inc. 2.70% 6/10/2031	22,390	18,673
General Motors Financial Co., Inc. 6.40% 1/9/2033	26,507	27,799
Home Depot, Inc. 1.50% 9/15/2028	4,734	4,151
Home Depot, Inc. 2.95% 6/15/2029	2,390	2,199
Home Depot, Inc. 1.875% 9/15/2031	7,101	5,801
Hyundai Capital America 0.875% 6/14/2024[7]	4,614	4,567
Hyundai Capital America 3.40% 6/20/2024[7]	7,723	7,679
Hyundai Capital America 1.00% 9/17/2024[7]	57,990	56,740
Hyundai Capital America 2.65% 2/10/2025[7]	33,718	32,875
Hyundai Capital America 5.875% 4/7/2025[7]	9,000	9,020
Hyundai Capital America 1.80% 10/15/2025[7]	3,275	3,097
Hyundai Capital America 1.30% 1/8/2026[7]	23,790	22,125
Hyundai Capital America 1.50% 6/15/2026[7]	28,381	26,116
Hyundai Capital America 1.65% 9/17/2026[7]	55,945	51,188
Hyundai Capital America 3.00% 2/10/2027[7]	33,995	31,937
Hyundai Capital America 5.30% 3/19/2027[7]	9,990	9,994
Hyundai Capital America 2.375% 10/15/2027[7]	21,667	19,653
Hyundai Capital America 2.10% 9/15/2028[7]	20,485	17,970
Hyundai Capital America 6.10% 9/21/2028[7]	16,000	16,492
Hyundai Capital America 5.30% 1/8/2029[7]	2,475	2,479
Hyundai Capital America 6.50% 1/16/2029[7]	15,741	16,522
Hyundai Capital America 5.40% 1/8/2031[7]	4,521	4,542
Hyundai Capital Services, Inc. 2.125% 4/24/2025[7]	6,975	6,723
Hyundai Capital Services, Inc. 1.25% 2/8/2026[7]	9,245	8,557
Marriott International, Inc. 4.90% 4/15/2029	5,784	5,741
Marriott International, Inc. 2.75% 10/15/2033	8,028	6,530
McDonald’s Corp. 4.60% 9/9/2032	716	705
McDonald’s Corp. 4.95% 8/14/2033	559	560
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[7]	5,887	5,905
Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[7]	3,880	3,987
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[7]	19,400	20,293
Sands China, Ltd. 2.30% 3/8/2027	8,630	7,821
Stellantis Finance US, Inc. 1.711% 1/29/2027[7]	21,306	19,414
Stellantis Finance US, Inc. 5.625% 1/12/2028[7]	7,500	7,712
Stellantis Finance US, Inc. 2.691% 9/15/2031[7]	26,638	22,421
Stellantis Finance US, Inc. 6.375% 9/12/2032[7]	20,697	22,303
Toyota Motor Credit Corp. 0.80% 1/9/2026	11,861	11,035
Toyota Motor Credit Corp. 1.90% 1/13/2027	7,500	6,927
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[7]	490	483
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[7]	1,648	1,609
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[7]	2,830	2,797
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[7]	6,265	5,857
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[7]	11,640	12,373
		1,520,402
Utilities 0.68%
AEP Transmission Co., LLC 5.15% 4/1/2034	14,905	14,861
American Electric Power Co., Inc. 1.00% 11/1/2025	2,200	2,052
Baltimore Gas and Electric Co. 4.55% 6/1/2052	4,325	3,795
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[7]	4,363	4,076
Comision Federal de Electricidad 4.688% 5/15/2029[7]	38,215	35,964
American Balanced Fund — Page 32 of 65

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Consumers Energy Co. 3.10% 8/15/2050	USD5,325	$3,771
DTE Electric Co. 4.85% 12/1/2026	1,350	1,350
DTE Energy Co. 5.10% 3/1/2029	8,650	8,619
Duke Energy Corp. 0.90% 9/15/2025	4,575	4,295
Duke Energy Corp. 2.55% 6/15/2031	375	316
Duke Energy Corp. 5.75% 9/15/2033	4,645	4,774
Duke Energy Corp. 3.50% 6/15/2051	399	281
Duke Energy Progress, LLC 3.70% 10/15/2046	2,250	1,738
Duke Energy Progress, LLC 2.50% 8/15/2050	1,026	618
Duke Energy Progress, LLC 2.90% 8/15/2051	449	291
Edison International 3.55% 11/15/2024	34,501	34,042
Edison International 4.95% 4/15/2025	750	744
Edison International 5.75% 6/15/2027	14,328	14,522
Edison International 4.125% 3/15/2028	21,895	21,021
Edison International 5.25% 11/15/2028	15,800	15,751
Edison International 6.95% 11/15/2029	3,650	3,914
Electricité de France SA 6.25% 5/23/2033[7]	5,838	6,121
Electricité de France SA 5.60% 1/27/2040	1,325	1,293
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[7,8]	10,080	11,130
Emera US Finance, LP 0.833% 6/15/2024	4,800	4,745
Emera US Finance, LP 3.55% 6/15/2026	4,430	4,256
Emera US Finance, LP 2.639% 6/15/2031	6,090	4,981
Enel Américas SA 4.00% 10/25/2026	4,330	4,162
Entergy Corp. 3.75% 6/15/2050	4,387	3,224
Eversource Energy 3.15% 1/15/2025	4,580	4,491
Eversource Energy 5.00% 1/1/2027	12,350	12,321
Eversource Energy 3.30% 1/15/2028	6,812	6,371
FirstEnergy Pennsylvania Electric Co. 3.25% 3/15/2028[7]	3,000	2,779
FirstEnergy Transmission, LLC 2.866% 9/15/2028[7]	21,285	19,421
Florida Power & Light Co. 5.05% 4/1/2028	14,277	14,440
Florida Power & Light Co. 5.10% 4/1/2033	4,202	4,233
Georgia Power Co. 4.65% 5/16/2028	32,500	32,194
Georgia Power Co. 4.95% 5/17/2033	22,981	22,672
Georgia Power Co. 3.70% 1/30/2050	48	37
Jersey Central Power & Light Co. 4.30% 1/15/2026[7]	1,458	1,426
Jersey Central Power & Light Co. 2.75% 3/1/2032[7]	3,000	2,500
MidAmerican Energy Co. 5.35% 1/15/2034	1,150	1,184
MidAmerican Energy Co. 5.85% 9/15/2054	3,325	3,551
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[7]	3,900	3,753
Monongahela Power Co. 3.55% 5/15/2027[7]	6,225	5,925
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	4,150	4,167
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	2,563	2,348
NSTAR Electric Co. 2.70% 6/1/2026	4,085	3,873
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033	19,400	20,193
Pacific Gas and Electric Co. 3.15% 1/1/2026	154,125	148,257
Pacific Gas and Electric Co. 2.95% 3/1/2026	41,014	39,178
Pacific Gas and Electric Co. 3.30% 3/15/2027	5,041	4,777
Pacific Gas and Electric Co. 2.10% 8/1/2027	4,717	4,249
Pacific Gas and Electric Co. 3.30% 12/1/2027	60,606	56,336
Pacific Gas and Electric Co. 3.00% 6/15/2028	25,047	22,889
Pacific Gas and Electric Co. 3.75% 7/1/2028	31,447	29,474
Pacific Gas and Electric Co. 4.65% 8/1/2028	10,474	10,135
Pacific Gas and Electric Co. 6.10% 1/15/2029	26,156	26,969
American Balanced Fund — Page 33 of 65

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 4.55% 7/1/2030	USD128,392	$122,111
Pacific Gas and Electric Co. 2.50% 2/1/2031	79,943	66,539
Pacific Gas and Electric Co. 3.25% 6/1/2031	15,858	13,776
Pacific Gas and Electric Co. 5.90% 6/15/2032	750	763
Pacific Gas and Electric Co. 6.15% 1/15/2033	15,243	15,728
Pacific Gas and Electric Co. 6.40% 6/15/2033	28,453	29,993
Pacific Gas and Electric Co. 6.95% 3/15/2034	9,525	10,435
Pacific Gas and Electric Co. 5.80% 5/15/2034	27,525	27,792
Pacific Gas and Electric Co. 3.30% 8/1/2040	13,756	10,111
Pacific Gas and Electric Co. 3.75% 8/15/2042	37,848	28,247
Pacific Gas and Electric Co. 4.95% 7/1/2050	3,723	3,206
Pacific Gas and Electric Co. 3.50% 8/1/2050	15,312	10,476
Pacific Gas and Electric Co. 5.25% 3/1/2052	2,000	1,787
Pacific Gas and Electric Co. 6.70% 4/1/2053	551	597
PacifiCorp 5.10% 2/15/2029	20,000	20,159
PacifiCorp 5.30% 2/15/2031	20,944	21,018
PacifiCorp 5.45% 2/15/2034	47,650	47,828
PacifiCorp 2.90% 6/15/2052	5,573	3,421
PacifiCorp 5.35% 12/1/2053	1,075	1,002
PacifiCorp 5.50% 5/15/2054	22,105	21,291
PacifiCorp 5.80% 1/15/2055	45,850	45,258
Public Service Company of Colorado 5.25% 4/1/2053	3,150	2,994
Public Service Electric and Gas Co. 3.05% 11/15/2024	3,360	3,309
Public Service Electric and Gas Co. 3.60% 12/1/2047	6,175	4,817
Public Service Electric and Gas Co. 3.85% 5/1/2049	4,290	3,479
Public Service Electric and Gas Co. 2.05% 8/1/2050	5,049	2,867
Public Service Enterprise Group, Inc. 5.85% 11/15/2027	3,000	3,074
San Diego Gas & Electric Co. 1.70% 10/1/2030	9,175	7,548
Southern California Edison Co. 5.15% 6/1/2029	3,710	3,726
Southern California Edison Co. 0.975% 8/1/2024	139	137
Southern California Edison Co. 4.70% 6/1/2027	4,427	4,380
Southern California Edison Co. 3.65% 3/1/2028	535	510
Southern California Edison Co. 5.30% 3/1/2028	2,874	2,907
Southern California Edison Co. 4.20% 3/1/2029	25,424	24,530
Southern California Edison Co. 2.85% 8/1/2029	9,209	8,301
Southern California Edison Co. 2.25% 6/1/2030	600	510
Southern California Edison Co. 2.75% 2/1/2032	29,525	25,007
Southern California Edison Co. 5.20% 6/1/2034	3,910	3,873
Southern California Edison Co. 5.75% 4/1/2035	10,554	10,824
Southern California Edison Co. 5.35% 7/15/2035	28,046	28,039
Southern California Edison Co. 5.625% 2/1/2036	22,665	22,955
Southern California Edison Co. 5.95% 2/1/2038	1,753	1,816
Southern California Edison Co. 4.50% 9/1/2040	47,813	42,544
Southern California Edison Co. 3.60% 2/1/2045	7,297	5,497
Southern California Edison Co. 4.00% 4/1/2047	10,286	8,150
Southern California Edison Co. 4.125% 3/1/2048	1,752	1,416
Southern California Edison Co. 3.65% 2/1/2050	753	559
Southern California Edison Co. 3.45% 2/1/2052	187	132
Southern California Edison Co. 5.75% 4/15/2054	5,600	5,686
Southwestern Electric Power Co. 1.65% 3/15/2026	13,055	12,183
Southwestern Electric Power Co. 3.25% 11/1/2051	19	13
Virginia Electric & Power 2.40% 3/30/2032	5,700	4,730
Virginia Electric & Power 2.45% 12/15/2050	4,256	2,503
WEC Energy Group, Inc. 5.60% 9/12/2026	11,125	11,256
American Balanced Fund — Page 34 of 65

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
WEC Energy Group, Inc. 4.75% 1/15/2028	USD5,000	$4,967
WEC Energy Group, Inc. 2.20% 12/15/2028	7,200	6,370
Xcel Energy, Inc. 3.35% 12/1/2026	2,560	2,433
Xcel Energy, Inc. 1.75% 3/15/2027	1,355	1,221
Xcel Energy, Inc. 2.35% 11/15/2031	19,400	15,669
		1,519,320
Energy 0.57%
Baker Hughes Holdings, LLC 4.486% 5/1/2030	6,120	5,979
Canadian Natural Resources, Ltd. 3.80% 4/15/2024	24	24
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	4,810	4,603
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	35,021	33,785
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	971	879
Cenovus Energy, Inc. 5.375% 7/15/2025	18,304	18,229
Cenovus Energy, Inc. 4.25% 4/15/2027	55,736	54,276
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[7]	27,000	27,713
ConocoPhillips Co. 3.80% 3/15/2052	10,000	7,818
ConocoPhillips Co. 5.30% 5/15/2053	5,072	5,040
ConocoPhillips Co. 5.55% 3/15/2054	7,658	7,898
Diamondback Energy, Inc. 4.25% 3/15/2052	7,466	6,051
Diamondback Energy, Inc. 6.25% 3/15/2053	8,206	8,863
Ecopetrol SA 8.875% 1/13/2033	36,850	39,000
Ecopetrol SA 8.375% 1/19/2036	63,150	63,784
Enbridge Energy Partners, LP 7.375% 10/15/2045	6,203	7,285
Enbridge, Inc. 6.20% 11/15/2030	20,000	21,201
Enbridge, Inc. 6.70% 11/15/2053	23,733	26,846
Energy Transfer, LP 4.50% 4/15/2024	4,198	4,196
Energy Transfer, LP 6.40% 12/1/2030	11,468	12,113
Energy Transfer, LP 6.55% 12/1/2033	3,052	3,278
Energy Transfer, LP 5.00% 5/15/2050	1,895	1,664
Enterprise Products Operating, LLC 5.05% 1/10/2026	14,075	14,070
Equinor ASA 3.25% 11/10/2024	1,690	1,668
Equinor ASA 1.75% 1/22/2026	9,289	8,783
Equinor ASA 3.625% 9/10/2028	13,155	12,668
Equinor ASA 4.25% 11/23/2041	5,400	4,857
Exxon Mobil Corp. 2.019% 8/16/2024	7,090	7,005
Halliburton Co. 3.80% 11/15/2025	107	105
Kinder Morgan, Inc. 5.00% 2/1/2029	54,032	53,843
Kinder Morgan, Inc. 5.20% 6/1/2033	61,754	60,849
Kinder Morgan, Inc. 5.40% 2/1/2034	36,707	36,574
Kinder Morgan, Inc. 5.45% 8/1/2052	6,191	5,849
MPLX, LP 4.875% 6/1/2025	5,000	4,960
MPLX, LP 4.125% 3/1/2027	4,175	4,070
MPLX, LP 4.50% 4/15/2038	2,017	1,792
MPLX, LP 4.70% 4/15/2048	6,122	5,226
ONEOK, Inc. 5.85% 1/15/2026	1,262	1,274
ONEOK, Inc. 5.55% 11/1/2026	8,443	8,523
ONEOK, Inc. 5.65% 11/1/2028	30,454	31,148
ONEOK, Inc. 5.80% 11/1/2030	3,868	3,988
ONEOK, Inc. 6.05% 9/1/2033	27,478	28,672
ONEOK, Inc. 6.625% 9/1/2053	17,642	19,456
Petroleos Mexicanos 4.25% 1/15/2025	12,952	12,684
Petroleos Mexicanos 6.875% 10/16/2025	59,125	58,435
Petroleos Mexicanos 6.875% 8/4/2026	154,248	149,819
American Balanced Fund — Page 35 of 65

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petroleos Mexicanos 6.49% 1/23/2027	USD20,642	$19,485
Petroleos Mexicanos 6.50% 3/13/2027	135,034	127,285
Petroleos Mexicanos 6.50% 1/23/2029	2,605	2,330
Petroleos Mexicanos 8.75% 6/2/2029	61,921	60,425
Petroleos Mexicanos 5.95% 1/28/2031	6,811	5,467
Petroleos Mexicanos 6.70% 2/16/2032	64,852	53,974
Pioneer Natural Resources Co. 2.15% 1/15/2031	14,392	12,117
Plains All American Pipeline, LP 3.80% 9/15/2030	3,403	3,121
Qatar Energy 2.25% 7/12/2031[7]	8,700	7,305
Qatar Energy 3.125% 7/12/2041[7]	13,781	10,310
Qatar Energy 3.30% 7/12/2051[7]	6,796	4,813
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024	2,994	2,993
TransCanada Pipelines, Ltd. 4.875% 5/15/2048	80	71
TransCanada Trust, junior subordinated, 5.625% 5/20/2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[8,9]	6,410	6,262
Williams Companies, Inc. 4.90% 3/15/2029	15,000	14,908
Williams Companies, Inc. 5.15% 3/15/2034	32,177	31,902
Williams Companies, Inc. 6.30% 4/15/2040	2,669	2,819
Woodside Finance, Ltd. 3.65% 3/5/2025[7]	3,100	3,041
		1,265,471
Health care 0.47%
AbbVie, Inc. 2.95% 11/21/2026	2,310	2,200
AbbVie, Inc. 4.80% 3/15/2029	17,000	17,034
AbbVie, Inc. 4.95% 3/15/2031	17,000	17,130
AbbVie, Inc. 5.05% 3/15/2034	7,500	7,596
AbbVie, Inc. 5.40% 3/15/2054	7,000	7,211
Amgen, Inc. 5.507% 3/2/2026	418	418
Amgen, Inc. 5.15% 3/2/2028	3,249	3,271
Amgen, Inc. 3.00% 2/22/2029	400	370
Amgen, Inc. 4.05% 8/18/2029	8,900	8,558
Amgen, Inc. 5.25% 3/2/2030	4,985	5,063
Amgen, Inc. 4.20% 3/1/2033	10,415	9,741
Amgen, Inc. 5.25% 3/2/2033	15,632	15,771
Amgen, Inc. 5.60% 3/2/2043	7,101	7,229
Amgen, Inc. 4.875% 3/1/2053	7,808	7,114
Amgen, Inc. 5.65% 3/2/2053	4,153	4,235
Amgen, Inc. 4.40% 2/22/2062	4,544	3,749
Amgen, Inc. 5.75% 3/2/2063	2,631	2,686
AstraZeneca Finance, LLC 1.20% 5/28/2026	3,628	3,352
AstraZeneca Finance, LLC 4.875% 3/3/2028	40,000	40,113
AstraZeneca Finance, LLC 1.75% 5/28/2028	7,483	6,647
AstraZeneca Finance, LLC 4.90% 2/26/2031	7,525	7,554
AstraZeneca Finance, LLC 2.25% 5/28/2031	3,337	2,821
AstraZeneca Finance, LLC 5.00% 2/26/2034	49,300	49,527
AstraZeneca PLC 3.375% 11/16/2025	5,000	4,875
Banner Health 1.897% 1/1/2031	5,000	4,120
Banner Health 2.913% 1/1/2051	6,005	4,082
Baxter International, Inc. 1.322% 11/29/2024	34,825	33,835
Baxter International, Inc. 1.915% 2/1/2027	23,217	21,206
Baxter International, Inc. 2.272% 12/1/2028	10,377	9,146
Bayer US Finance II, LLC 4.25% 12/15/2025[7]	3,251	3,171
Bayer US Finance, LLC 6.125% 11/21/2026[7]	23,901	24,105
Bayer US Finance, LLC 6.25% 1/21/2029[7]	13,802	14,050
Bayer US Finance, LLC 6.375% 11/21/2030[7]	2,821	2,886
American Balanced Fund — Page 36 of 65

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Baylor Scott & White Holdings 0.827% 11/15/2025	USD5,462	$5,056
Baylor Scott & White Holdings 1.777% 11/15/2030	21,418	17,550
Becton, Dickinson and Co. 3.363% 6/6/2024	3,047	3,034
Bristol-Myers Squibb Co. 4.90% 2/22/2029	40,500	40,700
Bristol-Myers Squibb Co. 5.10% 2/22/2031	7,350	7,424
Bristol-Myers Squibb Co. 5.20% 2/22/2034	8,675	8,813
Bristol-Myers Squibb Co. 5.55% 2/22/2054	17,500	18,012
Bristol-Myers Squibb Co. 5.65% 2/22/2064	14,500	14,931
Centene Corp. 4.25% 12/15/2027	59,715	56,982
Centene Corp. 2.45% 7/15/2028	46,285	41,091
Centene Corp. 4.625% 12/15/2029	58,254	55,347
Centene Corp. 3.375% 2/15/2030	39,311	34,813
Centene Corp. 3.00% 10/15/2030	455	391
Centene Corp. 2.50% 3/1/2031	25,292	20,825
Centene Corp. 2.625% 8/1/2031	11,180	9,186
Cigna Group (The) 1.25% 3/15/2026	9,398	8,710
CVS Health Corp. 5.00% 1/30/2029	18,658	18,719
CVS Health Corp. 5.25% 1/30/2031	10,000	10,080
CVS Health Corp. 5.30% 6/1/2033	19,565	19,619
CVS Health Corp. 5.875% 6/1/2053	6,252	6,365
Elevance Health, Inc. 4.90% 2/8/2026	6,375	6,336
Elevance Health, Inc. 4.75% 2/15/2033	3,648	3,562
Elevance Health, Inc. 5.125% 2/15/2053	1,718	1,648
Eli Lilly and Co. 3.375% 3/15/2029	1,450	1,376
Eli Lilly and Co. 4.70% 2/27/2033	15,582	15,549
Eli Lilly and Co. 4.875% 2/27/2053	6,426	6,280
Eli Lilly and Co. 4.95% 2/27/2063	330	321
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	5,000	5,093
Gilead Sciences, Inc. 1.65% 10/1/2030	5,826	4,802
Gilead Sciences, Inc. 5.25% 10/15/2033	23,622	24,119
HCA, Inc. 3.375% 3/15/2029	3,216	2,951
HCA, Inc. 3.625% 3/15/2032	5,000	4,428
HCA, Inc. 4.375% 3/15/2042	7,500	6,298
HCA, Inc. 4.625% 3/15/2052	7,121	5,958
Humana, Inc. 3.70% 3/23/2029	5,412	5,095
Humana, Inc. 5.375% 4/15/2031	18,597	18,612
Humana, Inc. 5.75% 4/15/2054	6,066	6,110
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	10,604	10,422
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	19,250	18,690
Merck & Co., Inc. 1.90% 12/10/2028	3,400	3,017
Merck & Co., Inc. 2.75% 12/10/2051	3,915	2,562
Novant Health, Inc. 3.168% 11/1/2051	25,939	18,154
Novartis Capital Corp. 1.75% 2/14/2025	5,160	5,013
Novartis Capital Corp. 2.00% 2/14/2027	5,544	5,165
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	24,321	23,987
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	9,250	9,165
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	26,131	25,741
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	812	794
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	8,935	8,890
Sharp HealthCare 2.68% 8/1/2050	15,620	9,955
Summa Health 3.511% 11/15/2051	17,193	12,838
Sutter Health 1.321% 8/15/2025	6,000	5,687
Sutter Health 5.164% 8/15/2033	9,905	9,989
Trinity Health Corp. 2.632% 12/1/2040	4,500	3,265
American Balanced Fund — Page 37 of 65

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 1.15% 5/15/2026	USD1,959	$1,812
UnitedHealth Group, Inc. 5.30% 2/15/2030	2,899	2,969
UnitedHealth Group, Inc. 2.00% 5/15/2030	1,081	919
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,110	1,055
Viatris, Inc. 1.65% 6/22/2025	4,735	4,504
West Virginia United Health System Obligated Group 3.129% 6/1/2050	4,165	2,739
		1,054,384
Industrials 0.40%
Air Lease Corp. 0.80% 8/18/2024	38,325	37,599
Air Lease Corp. 2.875% 1/15/2026	37,797	36,165
Air Lease Corp. 2.20% 1/15/2027	28,758	26,460
Air Lease Corp. 2.10% 9/1/2028	5,824	5,102
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[7]	43,930	43,679
Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[7]	7,377	7,129
BAE Systems PLC 5.125% 3/26/2029[7]	24,984	25,083
BAE Systems PLC 5.25% 3/26/2031[7]	21,513	21,621
BAE Systems PLC 5.30% 3/26/2034[7]	11,308	11,369
BAE Systems PLC 5.50% 3/26/2054[7]	2,445	2,470
Boeing Co. 4.875% 5/1/2025	45,524	45,025
Boeing Co. 2.75% 2/1/2026	50,866	48,246
Boeing Co. 2.196% 2/4/2026	32,289	30,243
Boeing Co. 3.10% 5/1/2026	4,822	4,579
Boeing Co. 5.04% 5/1/2027	53,982	52,987
Boeing Co. 3.25% 2/1/2028	75,139	69,163
Boeing Co. 3.25% 3/1/2028	22,113	20,285
Boeing Co. 5.15% 5/1/2030	18,909	18,304
Boeing Co. 3.625% 2/1/2031	6,941	6,114
Boeing Co. 3.60% 5/1/2034	3,180	2,637
Boeing Co. 3.25% 2/1/2035	133	105
Boeing Co. 3.50% 3/1/2039	116	86
Boeing Co. 5.705% 5/1/2040	183	175
Boeing Co. 3.90% 5/1/2049	342	244
Boeing Co. 3.75% 2/1/2050	229	160
Boeing Co. 5.805% 5/1/2050	36,206	34,289
Canadian Pacific Railway Co. 1.75% 12/2/2026	4,071	3,740
Canadian Pacific Railway Co. 3.10% 12/2/2051	4,483	3,097
Carrier Global Corp. 2.242% 2/15/2025	694	673
Carrier Global Corp. 2.493% 2/15/2027	555	517
Carrier Global Corp. 3.377% 4/5/2040	2,500	1,959
Carrier Global Corp. 6.20% 3/15/2054	1,259	1,387
CSX Corp. 3.80% 3/1/2028	3,590	3,475
CSX Corp. 4.25% 3/15/2029	3,650	3,575
Emerson Electric Co. 1.80% 10/15/2027	1,480	1,339
Honeywell International, Inc. 2.30% 8/15/2024	6,660	6,579
L3Harris Technologies, Inc. 5.40% 7/31/2033	17,732	17,853
L3Harris Technologies, Inc. 5.60% 7/31/2053	15,438	15,683
Lockheed Martin Corp. 4.45% 5/15/2028	14,154	14,031
Lockheed Martin Corp. 5.25% 1/15/2033	19,541	20,099
Lockheed Martin Corp. 4.75% 2/15/2034	37,750	37,271
Masco Corp. 1.50% 2/15/2028	6,884	6,031
Masco Corp. 2.00% 2/15/2031	6,626	5,424
Masco Corp. 3.125% 2/15/2051	2,059	1,400
Mexico City Airport Trust 3.875% 4/30/2028[7]	920	866
American Balanced Fund — Page 38 of 65

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Mexico City Airport Trust 5.50% 10/31/2046	USD1,290	$1,094
Mexico City Airport Trust 5.50% 7/31/2047	17,195	14,584
Mexico City Airport Trust 5.50% 7/31/2047[7]	5,367	4,552
Norfolk Southern Corp. 4.45% 3/1/2033	3,271	3,140
Norfolk Southern Corp. 3.05% 5/15/2050	4,487	3,039
Norfolk Southern Corp. 4.55% 6/1/2053	1,966	1,724
Norfolk Southern Corp. 5.35% 8/1/2054	16,224	16,118
Northrop Grumman Corp. 2.93% 1/15/2025	7,120	6,989
RTX Corp. 5.00% 2/27/2026	207	207
RTX Corp. 4.125% 11/16/2028	30	29
RTX Corp. 1.90% 9/1/2031	2,015	1,625
RTX Corp. 5.15% 2/27/2033	13,347	13,379
RTX Corp. 5.375% 2/27/2053	5,079	5,013
RTX Corp. 6.40% 3/15/2054	23,494	26,603
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[7]	10,165	9,479
Singapore Airlines, Ltd. 5.25% 3/21/2034	8,160	8,220
Triton Container International, Ltd. 1.15% 6/7/2024[7]	10,482	10,389
Triton Container International, Ltd. 3.15% 6/15/2031[7]	19,690	15,893
Union Pacific Corp. 3.75% 7/15/2025	3,080	3,027
Union Pacific Corp. 2.891% 4/6/2036	7,377	6,023
Union Pacific Corp. 3.839% 3/20/2060	2,376	1,827
Union Pacific Corp. 3.799% 4/6/2071	2,376	1,768
Veralto Corp. 5.35% 9/18/2028[7]	35,000	35,474
		884,514
Consumer staples 0.32%
7-Eleven, Inc. 1.30% 2/10/2028[7]	10,295	8,976
Altria Group, Inc. 2.35% 5/6/2025	7,671	7,426
Altria Group, Inc. 3.70% 2/4/2051	1,618	1,132
Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040	15,000	13,593
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	1,450	1,327
BAT Capital Corp. 4.70% 4/2/2027	5,241	5,156
BAT Capital Corp. 3.557% 8/15/2027	7,291	6,906
BAT Capital Corp. 2.259% 3/25/2028	17,837	15,888
BAT Capital Corp. 3.462% 9/6/2029	2,500	2,284
BAT Capital Corp. 4.906% 4/2/2030	130	127
BAT Capital Corp. 6.343% 8/2/2030	31,185	32,509
BAT Capital Corp. 5.834% 2/20/2031	18,643	18,813
BAT Capital Corp. 2.726% 3/25/2031	4,625	3,892
BAT Capital Corp. 4.742% 3/16/2032	21,886	20,947
BAT Capital Corp. 6.421% 8/2/2033	49,316	51,623
BAT Capital Corp. 6.00% 2/20/2034	16,000	16,211
BAT Capital Corp. 4.39% 8/15/2037	27,670	23,273
BAT Capital Corp. 7.079% 8/2/2043	35,050	37,424
BAT Capital Corp. 4.54% 8/15/2047	15,234	11,772
BAT Capital Corp. 4.758% 9/6/2049	1,263	1,006
BAT Capital Corp. 3.984% 9/25/2050	10,460	7,366
BAT Capital Corp. 5.65% 3/16/2052	8,087	7,307
BAT Capital Corp. 7.081% 8/2/2053	36,446	39,327
BAT International Finance PLC 3.95% 6/15/2025[7]	103	101
BAT International Finance PLC 1.668% 3/25/2026	20,205	18,818
BAT International Finance PLC 4.448% 3/16/2028	38,911	37,805
BAT International Finance PLC 5.931% 2/2/2029	15,000	15,406
Coca-Cola Co. 1.00% 3/15/2028	6,090	5,342
American Balanced Fund — Page 39 of 65

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Conagra Brands, Inc. 1.375% 11/1/2027	USD6,375	$5,581
Conagra Brands, Inc. 5.30% 11/1/2038	1,050	1,001
Constellation Brands, Inc. 3.60% 2/15/2028	2,500	2,375
Constellation Brands, Inc. 2.25% 8/1/2031	4,462	3,688
Costco Wholesale Corp. 1.375% 6/20/2027	6,670	6,037
J. M. Smucker Co. (The) 5.90% 11/15/2028	8,870	9,203
J. M. Smucker Co. (The) 6.20% 11/15/2033	6,195	6,612
J. M. Smucker Co. (The) 6.50% 11/15/2043	958	1,040
J. M. Smucker Co. (The) 6.50% 11/15/2053	3,599	3,999
JBS USA Lux SA 2.50% 1/15/2027	34,174	31,523
JBS USA Lux SA 3.00% 2/2/2029	20,890	18,512
JBS USA Lux SA 5.50% 1/15/2030	156	154
JBS USA Lux SA 3.625% 1/15/2032	2,104	1,802
Keurig Dr Pepper, Inc. 4.417% 5/25/2025	1,194	1,182
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,510	2,263
Nestlé Holdings, Inc. 4.85% 3/14/2033[7]	3,129	3,159
PepsiCo, Inc. 2.625% 10/21/2041	14,201	10,331
PepsiCo, Inc. 3.625% 3/19/2050	2,109	1,686
PepsiCo, Inc. 2.75% 10/21/2051	5,168	3,454
Philip Morris International, Inc. 2.875% 5/1/2024	5,270	5,258
Philip Morris International, Inc. 1.50% 5/1/2025	6,434	6,183
Philip Morris International, Inc. 4.875% 2/13/2026	3,717	3,704
Philip Morris International, Inc. 0.875% 5/1/2026	8,311	7,634
Philip Morris International, Inc. 5.125% 11/17/2027	26,447	26,594
Philip Morris International, Inc. 4.875% 2/15/2028	28,500	28,437
Philip Morris International, Inc. 5.625% 11/17/2029	16,943	17,457
Philip Morris International, Inc. 5.125% 2/15/2030	19,786	19,798
Philip Morris International, Inc. 5.50% 9/7/2030	6,000	6,119
Philip Morris International, Inc. 1.75% 11/1/2030	7,178	5,862
Philip Morris International, Inc. 5.125% 2/13/2031	30,014	29,831
Philip Morris International, Inc. 5.75% 11/17/2032	8,756	9,046
Philip Morris International, Inc. 5.25% 2/13/2034	12,811	12,703
Sysco Corp. 3.15% 12/14/2051	535	367
		704,352
Communication services 0.26%
AT&T, Inc. 2.30% 6/1/2027	3,530	3,255
AT&T, Inc. 4.35% 3/1/2029	5,000	4,873
AT&T, Inc. 2.25% 2/1/2032	4,055	3,297
AT&T, Inc. 5.40% 2/15/2034	3,954	4,007
AT&T, Inc. 3.50% 9/15/2053	10,178	7,186
Charter Communications Operating, LLC 4.908% 7/23/2025	2,500	2,470
Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,430
Charter Communications Operating, LLC 2.25% 1/15/2029	2,417	2,057
Charter Communications Operating, LLC 4.40% 4/1/2033	1,945	1,725
Charter Communications Operating, LLC 3.90% 6/1/2052	3,750	2,387
Charter Communications Operating, LLC 5.25% 4/1/2053	18,500	14,668
Comcast Corp. 1.95% 1/15/2031	10,000	8,312
Comcast Corp. 4.80% 5/15/2033	10,000	9,870
Comcast Corp. 2.937% 11/1/2056	2,267	1,429
Netflix, Inc. 3.625% 6/15/2025[7]	3,564	3,490
Netflix, Inc. 4.875% 4/15/2028	29,946	29,913
Netflix, Inc. 5.875% 11/15/2028	25,395	26,409
Netflix, Inc. 6.375% 5/15/2029	10,157	10,821
American Balanced Fund — Page 40 of 65

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Netflix, Inc. 5.375% 11/15/2029[7]	USD53,763	$54,880
Netflix, Inc. 4.875% 6/15/2030[7]	27,342	27,158
SBA Tower Trust 1.631% 11/15/2026[7]	99,657	90,234
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	8,925	8,251
Tencent Holdings, Ltd. 2.39% 6/3/2030	2,749	2,350
Tencent Holdings, Ltd. 3.68% 4/22/2041	7,143	5,718
Tencent Holdings, Ltd. 3.84% 4/22/2051	26,193	19,938
T-Mobile USA, Inc. 3.50% 4/15/2025	4,090	4,011
T-Mobile USA, Inc. 1.50% 2/15/2026	3,750	3,502
T-Mobile USA, Inc. 2.25% 2/15/2026	2,727	2,582
T-Mobile USA, Inc. 2.625% 4/15/2026	10,555	10,033
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,817
T-Mobile USA, Inc. 2.05% 2/15/2028	2,390	2,142
T-Mobile USA, Inc. 4.95% 3/15/2028	9,232	9,213
T-Mobile USA, Inc. 4.80% 7/15/2028	19,250	19,099
T-Mobile USA, Inc. 4.85% 1/15/2029	15,000	14,896
T-Mobile USA, Inc. 2.625% 2/15/2029	4,834	4,330
T-Mobile USA, Inc. 2.40% 3/15/2029	401	356
T-Mobile USA, Inc. 2.55% 2/15/2031	244	208
T-Mobile USA, Inc. 2.875% 2/15/2031	6,525	5,673
T-Mobile USA, Inc. 2.70% 3/15/2032	2,990	2,516
T-Mobile USA, Inc. 5.05% 7/15/2033	2,124	2,102
T-Mobile USA, Inc. 3.40% 10/15/2052	1,653	1,173
T-Mobile USA, Inc. 5.75% 1/15/2054	15,576	16,141
T-Mobile USA, Inc. 6.00% 6/15/2054	12,212	13,063
T-Mobile USA, Inc. 5.50% 1/15/2055	8,254	8,244
Verizon Communications, Inc. 2.55% 3/21/2031	1,933	1,652
Verizon Communications, Inc. 2.355% 3/15/2032	13,908	11,435
Verizon Communications, Inc. 5.05% 5/9/2033	17,462	17,462
Verizon Communications, Inc. 2.875% 11/20/2050	7,917	5,175
WarnerMedia Holdings, Inc. 3.638% 3/15/2025	16,901	16,568
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	26,114	24,928
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	6,986	6,542
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	1,271	1,136
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	23,715	19,699
		582,826
Real estate 0.16%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	2,720	2,608
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	3,540	3,158
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	2,040	1,802
Alexandria Real Estate Equities, Inc. 4.00% 2/1/2050	3,907	3,011
American Tower Corp. 1.45% 9/15/2026	10,457	9,534
American Tower Corp. 3.60% 1/15/2028	3,750	3,548
American Tower Corp. 2.30% 9/15/2031	732	598
American Tower Corp. 2.95% 1/15/2051	3,750	2,421
Boston Properties, LP 2.90% 3/15/2030	5,006	4,292
Boston Properties, LP 3.25% 1/30/2031	20,599	17,638
Boston Properties, LP 2.55% 4/1/2032	9,767	7,731
Boston Properties, LP 2.45% 10/1/2033	8,807	6,638
Boston Properties, LP 6.50% 1/15/2034	86,724	90,011
COPT Defense Properties, LP 2.00% 1/15/2029	6,210	5,212
COPT Defense Properties, LP 2.75% 4/15/2031	10,184	8,406
COPT Defense Properties, LP 2.90% 12/1/2033	31,245	24,519
American Balanced Fund — Page 41 of 65

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[7]	USD7,150	$6,264
Crown Castle, Inc. 5.00% 1/11/2028	1,652	1,635
Digital Realty Trust, LP 5.55% 1/15/2028	5,000	5,037
Essex Portfolio, LP 3.875% 5/1/2024	7,220	7,207
Essex Portfolio, LP 3.50% 4/1/2025	7,445	7,295
Essex Portfolio, LP 3.375% 4/15/2026	2,395	2,308
Extra Space Storage, LP 2.35% 3/15/2032	8,596	6,883
GLP Capital, LP 3.35% 9/1/2024	2,400	2,381
GLP Capital, LP 4.00% 1/15/2030	5,000	4,568
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	10,194	8,105
Kilroy Realty, LP 6.25% 1/15/2036	5,957	5,823
Prologis, LP 4.875% 6/15/2028	11,469	11,488
Prologis, LP 4.75% 6/15/2033	19,679	19,295
Prologis, LP 5.125% 1/15/2034	9,000	9,043
Prologis, LP 5.00% 3/15/2034	16,390	16,301
Prologis, LP 5.25% 6/15/2053	5,119	5,043
Prologis, LP 5.25% 3/15/2054	2,495	2,452
Public Storage Operating Co. 1.85% 5/1/2028	8,830	7,865
Public Storage Operating Co. 1.95% 11/9/2028	6,081	5,368
Public Storage Operating Co. 2.30% 5/1/2031	2,959	2,501
Scentre Group Trust 1 3.25% 10/28/2025[7]	1,780	1,722
Scentre Group Trust 1 3.75% 3/23/2027[7]	7,630	7,312
Sun Communities Operating, LP 2.30% 11/1/2028	6,430	5,622
Sun Communities Operating, LP 2.70% 7/15/2031	1,753	1,445
		344,090
Information technology 0.10%
Analog Devices, Inc. 1.70% 10/1/2028	2,487	2,186
Analog Devices, Inc. 2.10% 10/1/2031	5,376	4,461
Booz Allen Hamilton, Inc. 5.95% 8/4/2033	6,135	6,354
Broadcom Corp. 3.875% 1/15/2027	12	12
Broadcom, Inc. 4.00% 4/15/2029[7]	219	209
Broadcom, Inc. 4.15% 4/15/2032[7]	2,471	2,293
Broadcom, Inc. 3.469% 4/15/2034[7]	1,838	1,576
Broadcom, Inc. 3.187% 11/15/2036[7]	588	468
Cisco Systems, Inc. 4.85% 2/26/2029	19,535	19,688
Cisco Systems, Inc. 4.95% 2/26/2031	16,380	16,533
Cisco Systems, Inc. 5.05% 2/26/2034	4,538	4,601
Cisco Systems, Inc. 5.30% 2/26/2054	7,220	7,417
Cisco Systems, Inc. 5.35% 2/26/2064	7,467	7,659
Hewlett Packard Enterprise Co. 5.90% 10/1/2024	10,000	10,017
Intel Corp. 5.20% 2/10/2033	21,813	22,125
Intuit, Inc. 0.95% 7/15/2025	3,170	3,004
Intuit, Inc. 1.35% 7/15/2027	2,890	2,586
Microchip Technology, Inc. 5.05% 3/15/2029	23,325	23,338
Microsoft Corp. 2.921% 3/17/2052	4,792	3,391
Oracle Corp. 3.60% 4/1/2050	8,311	6,009
Oracle Corp. 5.55% 2/6/2053	32,951	32,257
Texas Instruments, Inc. 4.60% 2/8/2029	10,216	10,237
Texas Instruments, Inc. 4.85% 2/8/2034	5,536	5,565
Texas Instruments, Inc. 5.15% 2/8/2054	9,316	9,359
American Balanced Fund — Page 42 of 65

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Texas Instruments, Inc. 5.05% 5/18/2063	USD25,750	$25,098
TSMC Global, Ltd. 4.375% 7/22/2027[7]	332	327
		226,770
Materials 0.09%
Air Products and Chemicals, Inc. 1.50% 10/15/2025	2,610	2,475
Air Products and Chemicals, Inc. 1.85% 5/15/2027	7,229	6,640
Air Products and Chemicals, Inc. 2.05% 5/15/2030	3,140	2,690
Anglo American Capital PLC 5.375% 4/1/2025[7]	5,000	4,967
Anglo American Capital PLC 2.25% 3/17/2028[7]	4,194	3,731
Anglo American Capital PLC 3.95% 9/10/2050[7]	3,750	2,824
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026	7,000	7,044
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	8,500	8,648
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	5,538	5,494
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	11,011	11,145
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	8,500	8,791
Celanese US Holdings, LLC 6.165% 7/15/2027	31,000	31,587
Celanese US Holdings, LLC 6.55% 11/15/2030	16,835	17,721
Celanese US Holdings, LLC 6.379% 7/15/2032	2,094	2,174
Celanese US Holdings, LLC 6.70% 11/15/2033	9,224	9,841
Corporacion Nacional del Cobre de Chile 5.125% 2/2/2033[7]	299	285
Dow Chemical Co. (The) 5.55% 11/30/2048	6,860	6,705
Dow Chemical Co. (The) 4.80% 5/15/2049	4,641	4,090
Dow Chemical Co. (The) 3.60% 11/15/2050	7,611	5,553
Dow Chemical Co. (The) 6.90% 5/15/2053	2,996	3,466
Dow Chemical Co. (The) 5.60% 2/15/2054	2,740	2,731
Eastman Chemical Co. 3.80% 3/15/2025	7,405	7,277
EIDP, Inc. 4.80% 5/15/2033	1,086	1,071
LYB International Finance III, LLC 1.25% 10/1/2025	14,881	13,978
LYB International Finance III, LLC 2.25% 10/1/2030	9,848	8,307
LYB International Finance III, LLC 4.20% 5/1/2050	7,402	5,797
LYB International Finance III, LLC 3.625% 4/1/2051	7,054	5,002
Mosaic Co. 4.05% 11/15/2027	4,490	4,333
Nutrien, Ltd. 5.95% 11/7/2025	2,985	3,011
OCI NV 6.70% 3/16/2033[7]	2,531	2,525
Sherwin-Williams Co. 3.125% 6/1/2024	4,260	4,240
Sherwin-Williams Co. 2.20% 3/15/2032	3,123	2,545
Sherwin-Williams Co. 3.80% 8/15/2049	80	63
Sherwin-Williams Co. 3.30% 5/15/2050	1,500	1,062
Westlake Corp. 4.375% 11/15/2047	1,500	1,240
		209,053
Other 0.00%
Rockefeller Foundation (The) 2.492% 10/1/2050	13,095	8,421
Total corporate bonds, notes & loans		16,049,876
U.S. Treasury bonds & notes 5.02% U.S. Treasury 3.96%
U.S. Treasury 3.00% 6/30/2024	72,001	71,593
U.S. Treasury 3.25% 8/31/2024	13,147	13,037
U.S. Treasury 0.375% 9/15/2024	62,080	60,741
U.S. Treasury 2.25% 11/15/2024	74,340	73,001
U.S. Treasury 4.25% 12/31/2024	49,100	48,772
U.S. Treasury 2.00% 2/15/2025	29,740	28,951
American Balanced Fund — Page 43 of 65

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 5/15/2025	USD24,780	$24,020
U.S. Treasury 3.00% 7/15/2025	9,772	9,544
U.S. Treasury 4.75% 7/31/2025	134,671	134,452
U.S. Treasury 5.00% 8/31/2025	24,960	25,011
U.S. Treasury 3.00% 10/31/2025	148,012	144,024
U.S. Treasury 5.00% 10/31/2025	111,764	112,097
U.S. Treasury 0.375% 11/30/2025	20,000	18,611
U.S. Treasury 3.875% 1/15/2026	5,143	5,071
U.S. Treasury 4.00% 2/15/2026	70,932	70,068
U.S. Treasury 4.625% 2/28/2026	30,241	30,220
U.S. Treasury 2.25% 3/31/2026	52,663	50,300
U.S. Treasury 3.625% 5/15/2026	7,018	6,881
U.S. Treasury 4.375% 8/15/2026	76,272	75,995
U.S. Treasury 0.75% 8/31/2026	37	34
U.S. Treasury 4.625% 9/15/2026	13,790	13,822
U.S. Treasury 0.875% 9/30/2026	2,380	2,178
U.S. Treasury 1.125% 10/31/2026	79,610	73,148
U.S. Treasury 2.00% 11/15/2026	47,200	44,324
U.S. Treasury 4.625% 11/15/2026	19,809	19,879
U.S. Treasury 6.50% 11/15/2026	39,650	41,702
U.S. Treasury 4.00% 1/15/2027	52,181	51,572
U.S. Treasury 2.25% 2/15/2027	11,150	10,500
U.S. Treasury 4.125% 2/15/2027	7,942	7,877
U.S. Treasury 1.125% 2/28/2027	930	847
U.S. Treasury 4.25% 3/15/2027	14,711	14,647
U.S. Treasury 2.375% 5/15/2027	4,310	4,058
U.S. Treasury 3.25% 6/30/2027	242,903	234,667
U.S. Treasury 6.375% 8/15/2027	35,690	37,911
U.S. Treasury 0.625% 12/31/2027	84,540	73,810
U.S. Treasury 2.75% 2/15/2028	10,125	9,562
U.S. Treasury 4.00% 2/29/2028	171,747	169,797
U.S. Treasury 3.625% 3/31/2028	52,103	50,811
U.S. Treasury 2.875% 5/15/2028	46,997	44,494
U.S. Treasury 3.625% 5/31/2028	160,636	156,595
U.S. Treasury 1.25% 6/30/2028	142,130	125,557
U.S. Treasury 4.00% 6/30/2028	339,556	335,867
U.S. Treasury 1.00% 7/31/2028	58,400	50,904
U.S. Treasury 4.125% 7/31/2028	445,000	442,428
U.S. Treasury 1.375% 10/31/2028	60,100	52,963
U.S. Treasury 3.125% 11/15/2028	41,549	39,590
U.S. Treasury 1.50% 11/30/2028	46,700	41,318
U.S. Treasury 4.00% 1/31/2029	354,696	351,177
U.S. Treasury 5.25% 2/15/2029	35,690	37,296
U.S. Treasury 4.25% 2/28/2029	106,881	107,056
U.S. Treasury 3.25% 6/30/2029	58,480	55,794
U.S. Treasury 1.625% 8/15/2029	24,780	21,754
U.S. Treasury 3.50% 1/31/2030	67,000	64,487
U.S. Treasury 4.00% 2/28/2030	236,283	233,508
U.S. Treasury 3.625% 3/31/2030	23,000	22,272
U.S. Treasury 0.625% 5/15/2030	22,310	18,025
U.S. Treasury 3.75% 6/30/2030	4,675	4,553
U.S. Treasury 0.625% 8/15/2030	114,675	91,883
U.S. Treasury 4.625% 9/30/2030	105,199	107,549
U.S. Treasury 4.875% 10/31/2030	62,722	65,021
American Balanced Fund — Page 44 of 65

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.25% 2/28/2031	USD2,040	$2,044
U.S. Treasury 1.25% 8/15/2031	38,263	31,185
U.S. Treasury 2.875% 5/15/2032	93,519	84,971
U.S. Treasury 4.125% 11/15/2032	20,061	19,934
U.S. Treasury 3.50% 2/15/2033	211,876	200,761
U.S. Treasury 3.375% 5/15/2033	48,871	45,805
U.S. Treasury 3.875% 8/15/2033	421,127	410,220
U.S. Treasury 4.50% 11/15/2033	6,762	6,916
U.S. Treasury 4.00% 2/15/2034	134,787	132,607
U.S. Treasury 4.25% 5/15/2039	84,397	84,265
U.S. Treasury 1.125% 5/15/2040	39,649	24,797
U.S. Treasury 1.875% 2/15/2041[10]	150,000	104,662
U.S. Treasury 2.25% 5/15/2041	140,792	104,118
U.S. Treasury 2.00% 11/15/2041	6,986	4,905
U.S. Treasury 2.375% 2/15/2042	29,288	21,801
U.S. Treasury 3.00% 5/15/2042	259,311	212,452
U.S. Treasury 3.25% 5/15/2042[10]	424,061	360,714
U.S. Treasury 2.75% 8/15/2042	32,660	25,653
U.S. Treasury 3.375% 8/15/2042	152,000	131,385
U.S. Treasury 3.125% 2/15/2043	47,605	39,451
U.S. Treasury 2.875% 5/15/2043	36,090	28,703
U.S. Treasury 3.875% 5/15/2043	34,310	31,685
U.S. Treasury 4.75% 11/15/2043[10]	266,413	276,528
U.S. Treasury 3.625% 2/15/2044	24,780	22,006
U.S. Treasury 4.50% 2/15/2044	261,145	262,696
U.S. Treasury 3.125% 8/15/2044	39,447	32,330
U.S. Treasury 2.50% 2/15/2045	51,860	37,946
U.S. Treasury 3.00% 5/15/2045	24,780	19,776
U.S. Treasury 3.00% 11/15/2045	23,145	18,393
U.S. Treasury 3.00% 5/15/2047	55,603	43,696
U.S. Treasury 2.75% 8/15/2047	92,746	69,451
U.S. Treasury 3.00% 2/15/2048	3,743	2,929
U.S. Treasury 2.00% 2/15/2050[10]	65,583	41,112
U.S. Treasury 2.375% 5/15/2051	84,719	57,553
U.S. Treasury 2.00% 8/15/2051	571	354
U.S. Treasury 1.875% 11/15/2051[10]	25,500	15,289
U.S. Treasury 2.25% 2/15/2052	166,265	109,449
U.S. Treasury 3.00% 8/15/2052[10]	1,115,177	866,633
U.S. Treasury 4.00% 11/15/2052	114,075	107,304
U.S. Treasury 3.625% 2/15/2053	147,618	129,692
U.S. Treasury 3.625% 5/15/2053	138,815	122,033
U.S. Treasury 4.75% 11/15/2053	127,747	136,450
U.S. Treasury 4.25% 2/15/2054	22,200	21,843
		8,836,123
U.S. Treasury inflation-protected securities 1.06%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[11]	62,657	62,732
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[11]	268,874	269,094
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[11]	55,996	55,660
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[11]	107,205	105,393
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2025[11]	81,076	81,023
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[11]	76,762	74,886
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]	16,978	16,611
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[11]	110,190	106,972
American Balanced Fund — Page 45 of 65

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[11]	USD323,413	$309,885
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]	202,830	193,626
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027[11]	278,787	266,000
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[11]	156,156	147,223
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[11]	111,448	114,167
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[11]	5,769	5,227
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[11]	91,134	81,191
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034[11]	20,063	19,850
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[11]	23,551	18,110
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044[11]	49,842	43,755
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046[11]	19,972	16,008
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[11]	2,566	1,624
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[10,11]	217,773	130,568
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[11]	286,600	250,696
		2,370,301
Total U.S. Treasury bonds & notes		11,206,424
Asset-backed obligations 2.80%
ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[4,7]	19	19
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[4,7]	5,341	5,218
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[4,7]	2,816	2,829
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[4,7]	12,111	12,091
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.325% 7/25/2036[4,5,7]	58,804	59,418
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD CME Term SOFR + 1.212%) 6.526% 1/15/2030[4,5,7]	10,959	10,959
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD CME Term SOFR + 1.212%) 6.526% 10/16/2030[4,5,7]	18,704	18,725
Allegro CLO Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 7.828% 1/19/2033[4,5,7]	5,520	5,520
American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[4,7]	3,894	3,894
American Credit Acceptance Receivables Trust, Series 2023-3, Class A, 6.00% 3/12/2027[4,7]	3,712	3,716
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[4,7]	2,554	2,541
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[4,7]	93	93
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[4,7]	7,031	6,850
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[4]	59,641	58,517
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.685% 5/26/2031[4,5,7]	3,703	3,705
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[4]	9,442	9,447
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[4]	1,645	1,603
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[4]	1,830	1,723
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[4]	20,192	18,743
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028[4]	11,077	11,152
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[4]	34,592	34,789
Ares CLO, Ltd., Series 2015-2, Class AR3, (3-month USD CME Term SOFR + 1.32%) 6.654% 4/17/2033[4,5,7]	20,000	19,998
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[4,7]	29,829	29,654
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[4,7]	28,830	28,150
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[4,7]	50,171	48,388
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[4,7]	54,855	51,815
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[4,7]	3,873	3,695
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[4,7]	75,784	69,699
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[4,7]	4,460	4,083
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[4,7]	1,542	1,417
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,7]	8,650	8,643
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027[4,7]	3,228	3,246
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[4,7]	2,750	2,769
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[4,7]	15,110	15,345
American Balanced Fund — Page 46 of 65

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[4,7]	USD19,885	$19,908
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029[4,7]	9,510	9,665
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[4,7]	12,400	12,516
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,7]	28,032	28,716
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[4,7]	7,175	7,416
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[4,7]	15,860	15,978
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030[4,7]	2,846	2,854
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030[4,7]	16,000	16,030
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030[4,7]	3,342	3,342
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.714% 2/20/2036[4,5,7]	55,356	55,329
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[4]	39,628	39,566
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[4,7]	106	106
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[4,7]	2,718	2,596
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[4,7]	1,715	1,560
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[4,7]	1,304	1,273
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD CME Term SOFR + 1.362%) 6.679% 1/20/2031[4,5,7]	623	624
Benefit Street Partners CLO, Ltd., Series 2018-14, Class A1, (3-month USD CME Term SOFR + 1.262%) 6.579% 4/20/2031[4,5,7]	203	203
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.518% 7/20/2035[4,5,7]	39,490	39,835
Black Diamond CLO, Ltd., Series 2017-1, Class A1AR, (3-month USD CME Term SOFR + 1.312%) 6.63% 4/24/2029[4,5,7]	1,033	1,033
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[4,7]	18,325	16,156
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[4,7]	2,776	2,420
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[4,7]	3,023	3,026
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A2, 5.82% 9/15/2026[4]	11,425	11,423
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[4]	12,565	12,690
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[4]	2,847	2,848
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[4]	2,220	2,221
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[4]	4,513	4,498
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 6.609% 4/30/2031[4,5,7]	454	455
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[4]	549	549
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[4]	6,536	6,533
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[4]	811	773
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[4]	794	758
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[4,7]	5,609	5,633
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60% 3/10/2028[4,7]	8,430	8,438
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[4,7]	4,797	4,828
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[4]	789	748
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[4]	5,195	4,939
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029[4,7]	5,408	5,452
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[4,7]	43,735	38,587
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[4,7]	17,726	15,378
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[4,7]	4,466	4,124
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.551% 7/27/2030[4,5,7]	32,417	32,440
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[4,7]	96,667	90,436
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[4,7]	19,936	17,169
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[4,7]	15,185	13,986
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[4,7]	1,579	1,302
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[4,7]	43,915	39,752
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[4,7]	7,528	6,636
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[4,7]	53,198	51,945
American Balanced Fund — Page 47 of 65

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[4,7]	USD43,496	$42,319
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[4]	42,899	42,694
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[4]	26,179	26,113
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[4,7]	6,195	6,236
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD CME Term SOFR + 0.734%) 6.063% 4/22/2026[4,5]	29,758	29,769
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[4]	18,209	18,224
Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[4,7]	5,389	5,401
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[4,7]	22,863	23,083
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[4,7]	21,663	19,543
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[4,7]	21,246	19,151
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[4,7]	29,888	27,036
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[4,7]	24,118	21,429
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[4,7]	1,727	1,501
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[4,7]	670	670
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[4,7]	534	533
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[4,7]	10,861	10,875
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[4,7]	1,434	1,407
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[4,7]	7,977	8,002
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[4,7]	6,685	6,689
CPS Auto Receivables Trust, Series 2024-A, Class A, 5.71% 9/15/2027[4,7]	6,760	6,759
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[4,7]	743	744
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[4,7]	9,072	9,022
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[4,7]	12,021	11,841
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[4,7]	1,097	1,099
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[4,7]	394	396
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[4,7]	7,777	7,892
Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.83% 12/15/2026[4]	18,061	18,076
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[4]	110	110
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[4]	5,007	5,004
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[4]	10,060	9,749
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[4]	8,538	8,527
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[4]	6,146	6,159
DriveTime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 3/16/2026[4,7]	902	899
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[4,7]	475	472
DriveTime Auto Owner Trust, Series 2020-3A, Class D, 1.84% 6/15/2026[4,7]	1,100	1,070
DriveTime Auto Owner Trust, Series 2021-1, Class C, 0.84% 10/15/2026[4,7]	712	707
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[4,7]	11,207	11,214
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[4,7]	1,738	1,676
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[4,7]	1,814	1,799
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[4,7]	3,049	2,928
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[4,7]	1,595	1,594
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[4,7]	12,171	12,178
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[4,7]	5,729	5,746
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.556% 4/15/2028[4,5,7]	35,276	35,297
Dryden Senior Loan Fund, CLO, Series 2015-38, Class ARR, (3-month USD CME Term SOFR + 1.15%) 6.481% 7/15/2030[4,5,7]	16,387	16,390
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.676% 1/15/2031[4,5,7]	6,093	6,100
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.546% 4/15/2031[4,5,7]	4,309	4,316
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[4,7]	6,086	5,418
Elmwood CLO 18, Ltd., Series 2022-5, Class AR, (3-month USD CME Term SOFR + 1.65%) 6.967% 7/17/2033[4,5,7]	40,000	40,152
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[4,7]	13,894	13,706
American Balanced Fund — Page 48 of 65

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[4,7]	USD7,766	$7,591
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[4,7]	16,210	16,042
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[4,7]	25,780	25,830
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[4,7]	8,606	8,597
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[4,7]	4,751	4,744
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[4,7]	2,409	2,405
Exeter Automobile Receivables Trust, Series 2020-1, Class D, 2.73% 12/15/2025[4,7]	1,012	1,003
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[4]	570	566
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[4]	1,053	1,045
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[4]	3,315	3,317
Exeter Automobile Receivables Trust, Series 2022-6, Class A3, 5.70% 8/17/2026[4]	2,646	2,646
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[4]	6,199	6,181
Exeter Automobile Receivables Trust, Series 2024-1, Class A2, 5.53% 10/15/2026[4]	19,261	19,251
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[4]	4,970	5,006
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[4]	20,431	19,443
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[4]	2,435	2,431
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028[4]	11,191	11,205
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[4]	2,138	2,153
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[4]	5,159	5,039
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[4]	5,825	5,809
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[4]	8,517	8,452
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[4]	3,884	3,947
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[4]	6,028	6,013
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[4]	9,760	9,756
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028[4,7]	20,770	20,937
FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.339% 9/17/2025[4,7]	20,741	19,547
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[4,7]	41,098	38,474
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[4,7]	17,220	15,828
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[4,7]	24,259	23,538
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[4,7]	10,093	10,101
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[4,7]	5,639	5,642
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[4,7]	1,955	1,969
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[4,7]	990	1,001
Flatiron CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.212%) 6.528% 4/17/2031[4,5,7]	1,917	1,919
Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.94% 3/15/2026[4]	2,488	2,480
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[4]	10,741	10,731
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[4]	1,989	1,981
Ford Credit Auto Owner Trust, Series 2019-2, Class A, 3.06% 4/15/2026[4]	15,000	14,984
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[4,7]	80,360	78,905
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[4,7]	86,525	83,997
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29% 8/15/2031[4,7]	2,574	2,497
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[4,7]	26,615	26,967
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[4,7]	61,000	60,972
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[4,7]	15,202	13,922
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[4,7]	2,094	1,871
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[4,7]	3,368	2,996
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[4,7]	10,002	9,420
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[4,7]	48,753	45,032
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[4,7]	1,273	1,175
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[4,7]	69,156	63,956
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[4,7]	69,715	62,374
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[4,7]	62,899	56,618
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[4,7]	5,153	4,505
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[4,7]	9,899	9,931
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[4,7]	4,682	4,674
American Balanced Fund — Page 49 of 65

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[4,7]	USD7,143	$7,138
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[4,7]	2,414	2,428
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[4,7]	2,182	2,207
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[4,7]	5,212	5,215
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[4,7]	3,347	3,352
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028[4,7]	13,903	14,007
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[4,7]	9,035	8,994
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[4]	15,007	15,028
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[4,7]	22,705	23,443
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[4,7]	38,047	39,337
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[4]	9,490	9,470
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[4,7]	17,626	17,730
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029[4,7]	8,150	8,193
GoldenTree Loan Opportunities X, Ltd., CLO, Series 2015-10, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.699% 7/20/2031[4,5,7]	26,550	26,583
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.63% 1/18/2031[4,5,7]	12,000	12,007
Golub Capital Partners Static Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 6.852% 4/20/2033[4,5,7]	9,610	9,610
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class C, (3-month USD CME Term SOFR + 2.30%) 7.602% 4/20/2033[4,5,7]	6,983	6,983
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.681% 7/28/2031[4,5,7]	7,840	7,848
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD CME Term SOFR + 2.122%) 7.439% 7/20/2031[4,5,7]	26,430	26,448
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[4,7,12]	60,174	60,174
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[4,7]	69,743	68,109
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[4,7]	29,667	28,958
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[4,7]	7,331	7,160
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[4,7]	32,246	31,109
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[4,7]	5,327	5,119
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[4,7]	3,260	3,134
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[4,7]	42,910	41,960
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[4,7]	74,445	68,024
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[4,7]	14,511	13,235
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[4,7]	7,776	7,108
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[4,7]	49,550	45,448
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 6/26/2028[4,7]	8,792	8,042
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[4,7]	5,075	4,629
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[4,7]	22,138	21,221
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[4,7]	12,400	12,517
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[4,7]	25,791	26,759
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[4]	3,243	3,239
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[4]	25,832	25,856
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[4]	5,418	5,406
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[4,7]	3,028	3,017
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[4]	13,551	13,561
Jamestown CLO, Ltd., Series 2018-6RA, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.736% 4/25/2030[4,5,7]	3,312	3,315
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 6.53% 4/20/2032[4,5,7]	15,497	15,497
Jamestown CLO Ltd., Series 2019-1, Class A2AR, (3-month USD CME Term SOFR + 1.65%) 6.98% 4/20/2032[4,5,7]	15,000	15,014
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 7.18% 4/20/2032[4,5,7]	7,652	7,652
American Balanced Fund — Page 50 of 65

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[4]	USD12,300	$12,315
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.168% 7/20/2035[4,5,7]	14,946	14,975
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 6.756% 1/15/2031[4,5,7]	2,498	2,504
KKR Financial CLO, Ltd., Series 38, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.634% 4/15/2033[4,5,7]	16,000	15,937
LAD Auto Receivables Trust, Series 2023-3, Class A2, 6.09% 6/15/2026[4,7]	4,888	4,893
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[4,7]	667	667
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[4,7]	1,932	1,927
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[4,7]	19,370	19,391
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[4,7]	16,590	16,719
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[4,7]	1,766	1,761
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[4,7]	14,930	14,891
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.656% 7/16/2031[4,5,7]	29,802	29,827
Madison Park Funding, Ltd., Series 2016-22, Class A1R, (3-month USD CME Term SOFR + 1.522%) 6.836% 1/15/2033[4,5,7]	6,400	6,408
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.579% 7/21/2030[4,5,7]	70,666	70,803
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.551% 7/27/2031[4,5,7]	1,444	1,446
Marble Point CLO, Ltd., Series 2018-2, Class A12R, (3-month USD CME Term SOFR + 1.20%) 6.531% 1/20/2032[4,5,7]	20,000	20,000
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[4,7]	19,972	20,107
MidOcean Credit CLO, Series 2017-7, Class A2R, (3-month USD CME Term SOFR + 1.712%) 7.026% 7/15/2029[4,5,7]	13,608	13,594
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[4,7]	36,163	36,184
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[4,12,13]	24,983	24,966
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[4,12,13]	4,065	4,062
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[4,7]	15,637	15,772
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[4,7]	24,392	21,456
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[4,7]	24,324	21,301
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[4,7]	61,320	54,815
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[4,7]	50,906	46,151
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[4,7]	29,012	26,250
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[4,7]	49,274	44,865
Neuberger Berman CLO, Ltd., Series 2017-26, Class AR, (3-month USD CME Term SOFR + 1.182%) 6.48% 10/18/2030[4,5,7]	5,874	5,876
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[4,7]	225,061	197,426
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.556% 7/25/2030[4,5,7]	20,216	20,246
Nissan Auto Lease Trust, Series 2023-B, Class A2A, 5.74% 8/15/2025[4]	6,029	6,032
Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.91% 1/15/2026[4]	2,148	2,140
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[4]	8,539	8,672
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.679% 7/20/2031[4,5,7]	15,703	15,731
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 6.536% 4/16/2031[4,5,13]	3,012	3,013
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[4,7]	6,822	6,818
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.479% 4/20/2029[4,5,7]	2,229	2,232
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.379% 7/20/2029[4,5,7]	2,695	2,696
American Balanced Fund — Page 51 of 65

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.376% 10/15/2029[4,5,7]	USD62,352	$62,268
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.976% 10/15/2029[4,5,7]	44,195	44,146
Palmer Square Loan Funding, CLO, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.70%) 7.018% 7/20/2031[4,5,7]	13,631	13,638
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.069% 7/24/2031[4,5,7]	11,089	11,093
Palmer Square Loan Funding Ltd., CLO, Series 2022-3, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 6.421% 4/15/2031[4,5,7]	20,000	20,000
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[4,7]	2,116	2,084
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[4,7]	1,294	1,280
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.469% 8/16/2027[4,5,7]	11,885	11,963
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 6.175% 1/15/2028[4,5,7]	14,516	14,602
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[4,7]	36,810	36,886
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[4,7]	16,371	16,535
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[4]	13,836	13,104
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[4,7]	2,524	2,522
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[4,7]	554	553
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[4,7]	2,060	2,059
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029[4,7]	2,983	2,994
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[4,7]	1,690	1,701
Prosper Marketplace Issuance Trust, Series 2024-1, Class A, 6.12% 8/15/2029[4,7]	3,450	3,458
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.516% 10/15/2030[4,5,7]	51,243	51,242
RAD CLO, Ltd., Series 2020-7, Class A1R, (3-month USD CME Term SOFR + 1.35%) 6.669% 4/17/2036[4,5,7]	15,000	15,000
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[4,7]	7,219	7,179
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[4,7]	7,592	7,469
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[4]	1,478	1,478
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[4]	6,066	6,068
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[4]	384	384
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[4]	7,096	7,075
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[4]	691	682
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[4]	14,392	14,401
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[4]	8,977	8,994
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[4]	5,894	5,844
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[4]	6,686	6,688
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[4]	9,310	9,039
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[4]	1,983	1,976
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[4]	9,476	9,132
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[4]	14,893	14,940
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[4]	2,751	2,764
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[4]	4,391	4,390
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[4]	13,726	13,786
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[4]	7,026	7,130
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028[4]	14,146	14,304
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[4]	5,506	5,442
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[4]	20,096	20,252
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[4]	1,407	1,407
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[4]	10,034	10,119
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[4,7]	15,477	15,461
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[4,7]	26,356	26,367
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[4,7]	5,578	5,588
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[4,7]	19,239	19,336
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[4,7]	2,222	2,247
American Balanced Fund — Page 52 of 65

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[4,7]	USD3,535	$3,597
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[4,7]	19,042	16,663
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[4,7]	3,505	2,985
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[4,7]	7,329	7,399
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 6.17% 1/15/2053[4,5,7]	14,585	14,459
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[4,7]	33,520	29,783
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.656% 4/15/2030[4,5,7]	2,119	2,120
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.559% 10/20/2030[4,5,7]	8,472	8,477
South Carolina Student Loan Corp., Series 2014-1, Class A2, (30-day Average USD-SOFR + 1.114%) 6.434% 1/3/2033[4,5]	3,835	3,838
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[4,7]	34,697	32,276
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[4,7]	39,307	36,139
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[4,7]	15,100	14,057
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[4,7]	10,142	9,237
Stratus Static CLO, Ltd., Series 2021-2, Class A, (3-month USD CME Term SOFR + 1.162%) 6.479% 12/28/2029[4,5,7]	6,956	6,962
Stratus Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.062%) 6.379% 12/29/2029[4,5,7]	354	354
Stratus Static CLO, Ltd., Series 2022-3, Class AR, (3-month USD CME Term SOFR + 1.30%) 6.623% 10/20/2031[4,5,7]	66,344	66,340
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[4,7]	18,762	17,665
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.518% 4/20/2035[4,5,7]	10,000	10,008
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.749% 4/20/2036[4,5,7]	20,000	20,000
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 6.416% 10/25/2029[4,5,7]	2,641	2,643
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[4]	33,163	33,497
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[4,7]	36,674	33,388
Teachers Insurance and Annuity Association of AME, CLO, Series 2016-1, Class AR, (3-month USD CME Term SOFR + 1.462%) 6.779% 7/20/2031[4,5,7]	2,711	2,715
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[4,7]	13,833	12,947
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[4,7]	23,943	21,777
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045[4,7]	1,677	1,526
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[4,7]	2,452	2,219
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[4,7]	28,407	25,110
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[4,7]	1,222	1,058
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[4,7]	58,141	52,184
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 5/22/2034[4,7]	1,275	1,283
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[4,7]	15,153	13,745
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[4,7]	12,518	10,890
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[4,7]	454	387
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[4,7]	25,463	25,485
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[4,7]	34,690	34,534
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[4,7]	38,148	36,427
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[4]	20,414	20,444
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[4]	7,901	7,921
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[4,7]	13,778	13,763
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 7.062% 1/25/2036[4,5,7]	16,000	16,007
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 6.693% 4/25/2033[4,5,7]	12,207	12,206
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[4,7]	111,336	99,795
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[4,7]	2,906	2,617
American Balanced Fund — Page 53 of 65

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[4,7]	USD33,234	$29,218
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[4,7]	1,213	1,037
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 6.948% 10/20/2034[4,5,7]	80,000	80,219
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 6.559% 9/7/2030[4,5,7]	4,712	4,714
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 6.63% 7/18/2031[4,5,7]	20,505	20,507
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[4]	41,651	41,449
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[4]	27,148	27,087
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[4,8]	77,422	76,574
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[4,7]	44,216	44,018
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[4,7]	2,064	2,068
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[4,7]	2,244	2,248
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030[4,7]	2,590	2,600
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.728% 1/17/2031[4,5,7]	3,741	3,743
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[4,7]	7,750	7,671
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[4,7]	4,677	4,675
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[4,7]	11,308	11,162
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[4,7]	12,557	12,564
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[4,7]	11,177	10,720
Westlake Automobile Receivables Trust, Series 2023-4, Class A2, 6.23% 1/15/2027[4,7]	8,284	8,326
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[4,7]	17,287	17,331
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[4,7]	7,472	7,249
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[4,7]	3,469	3,468
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[4,7]	42,000	42,248
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,7]	4,136	4,124
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[4,7]	2,834	2,828
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[4,7]	5,491	5,491
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[4,7]	10,243	10,302
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[4,7]	9,545	9,609
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[4,7]	4,187	4,192
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[4,7]	5,314	5,377
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[4,7]	5,627	5,648
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[4,7]	5,364	5,374
Wind River CLO Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 6.498% 10/20/2030[4,5,7]	36,997	36,997
Wind River CLO Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 7.098% 10/20/2030[4,5,7]	17,000	17,000
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[4]	39,226	38,984
		6,255,250
Bonds & notes of governments & government agencies outside the U.S. 0.43%
British Columbia (Province of) 4.20% 7/6/2033	2,030	1,971
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025[7]	18,000	16,846
Chile (Republic of) 4.85% 1/22/2029	18,265	18,137
Chile (Republic of) 3.10% 1/22/2061	15,816	10,016
CPPIB Capital, Inc. 0.50% 9/16/2024[7]	22,500	22,001
CPPIB Capital, Inc. 0.875% 9/9/2026[7]	17,827	16,261
CPPIB Capital, Inc. 2.75% 11/2/2027[7]	23,770	22,301
Development Bank of Japan, Inc. 1.25% 10/20/2026[7]	18,000	16,459
Development Bank of Japan, Inc. 1.75% 10/20/2031[7]	12,582	10,326
European Investment Bank 0.75% 10/26/2026	37,160	33,776
European Investment Bank 0.625% 10/21/2027	7,655	6,705
European Stability Mechanism 0.375% 9/10/2025[7]	23,570	22,100
American Balanced Fund — Page 54 of 65

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Hungary (Republic of) 2.125% 9/22/2031[7]	USD14,164	$11,260
Hungary (Republic of) 3.125% 9/21/2051[7]	17,678	11,218
Hydro-Quebec 9.50% 11/15/2030	22,230	27,809
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028	17,050	17,771
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028[7]	2,950	3,075
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050[7]	3,850	3,636
International Bank for Reconstruction and Development 0.75% 11/24/2027	9,000	7,887
International Development Assn. 0.375% 9/23/2025[7]	19,410	18,173
Israel (State of) 5.50% 3/12/2034	23,615	23,423
Israel (State of) 5.75% 3/12/2054	12,865	12,340
Japan Bank for International Cooperation 1.25% 1/21/2031	32,068	25,947
KfW 0.375% 7/18/2025	7,671	7,237
KfW 5.125% 9/29/2025	40,003	40,139
Korea Housing Finance Corp. 4.625% 2/24/2028[7]	19,870	19,784
Landwirtschaftliche Rentenbank 0.875% 9/3/2030	13,390	10,788
Manitoba (Province of) 3.05% 5/14/2024	12,040	12,005
OMERS Finance Trust 1.10% 3/26/2026[7]	26,770	24,860
OMERS Finance Trust 3.50% 4/19/2032[7]	33,621	30,771
OMERS Finance Trust 4.00% 4/19/2052[7]	33,621	26,725
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[7]	18,000	17,140
Panama (Republic of) 7.50% 3/1/2031	8,035	8,349
Panama (Republic of) 2.252% 9/29/2032	19,671	14,093
Panama (Republic of) 8.00% 3/1/2038	6,060	6,364
Panama (Republic of) 4.50% 1/19/2063	3,874	2,492
Peru (Republic of) 2.392% 1/23/2026	2,730	2,590
Peru (Republic of) 1.862% 12/1/2032	40,334	30,805
Peru (Republic of) 2.78% 12/1/2060	40,618	23,518
Philippines (Republic of) 1.648% 6/10/2031	674	539
Philippines (Republic of) 6.375% 10/23/2034	22,310	24,639
Philippines (Republic of) 2.65% 12/10/2045	387	257
Qatar (State of) 4.00% 3/14/2029[7]	7,500	7,335
Qatar (State of) 4.817% 3/14/2049[7]	7,500	7,044
Quebec Canada (Province of) 2.75% 4/12/2027	23,200	21,975
Saskatchewan (Province of) 3.25% 6/8/2027	19,319	18,499
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[7]	4,883	4,879
Saudi Arabia (Kingdom of) 4.875% 7/18/2033[7]	310	309
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	11,124	11,041
Swedish Export Credit Corp. 3.625% 9/3/2024	36,618	36,335
United Mexican States 2.659% 5/24/2031	23,299	19,494
United Mexican States 3.50% 2/12/2034	9,008	7,515
United Mexican States 6.00% 5/7/2036	150,510	151,158
United Mexican States 6.338% 5/4/2053	6,235	6,167
United Mexican States 3.771% 5/24/2061	13,292	8,677
		962,961
Municipals 0.27% California 0.05%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.719% 11/1/2052	7,980	5,454
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.939% 11/1/2052	11,515	7,969
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	5,955	5,571
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	8,260	7,577
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	4,330	3,655
American Balanced Fund — Page 55 of 65

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Bonds, notes & other debt instruments (continued) Municipals (continued) California (continued)	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	USD5,365	$4,477
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A, 3.115% 6/1/2038	25,195	20,490
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	8,055	6,336
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	7,670	5,934
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	7,280	6,726
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	5,000	4,780
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	4,896
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,448
Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	14,218
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 5/15/2041	2,690	2,001
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 5/15/2051	11,320	8,304
		113,836
Florida 0.04%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	10,760	10,261
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	44,105	40,011
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	43,308	37,035
		87,307
Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036	960	799
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043	1,260	1,020
		1,819
Illinois 0.11%
G.O. Bonds, Series 2019-A, 4.20% 4/1/2024	1,855	1,855
G.O. Bonds, Series 2019-A, 4.50% 4/1/2025	325	322
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	202,650	201,365
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033	30,532	30,424
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	5,255	5,537
		239,503
Michigan 0.01%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 10/15/2040	6,555	4,981
Board of Trustees of Michigan State University, Rev. Bonds, Series 2022-A, 4.165% 8/15/2122	10,670	8,416
Regents of the University of Michigan, General Rev. Bonds, Series 2022-A, 3.504% 4/1/2052	6,660	5,300
		18,697
New York 0.00%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)	8,915	8,326
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)	5,635	5,075
		13,401
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	51,130	44,552
American Balanced Fund — Page 56 of 65

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) South Dakota 0.00%		Principal amount (000)	Value (000)
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045		USD445	$443
Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		94,625	88,714
Total municipals			608,272
Federal agency bonds & notes 0.02%
Fannie Mae 0.375% 8/25/2025		16,060	15,095
Fannie Mae 0.75% 10/8/2027		11,330	9,995
Fannie Mae 0.875% 8/5/2030		17,097	13,889
Federal Farm Credit Banks 1.75% 2/14/2025		13,983	13,578
Federal Home Loan Bank 5.50% 7/15/2036		600	661
			53,218
Total bonds, notes & other debt instruments (cost: $63,599,236,000)			61,539,433
Investment funds 3.01%		Shares
Capital Group Central Corporate Bond Fund[2]		802,783,018	6,711,266
Total investment funds (cost: $7,843,856,000)			6,711,266
Short-term securities 8.89% Money market investments 8.70%
Capital Group Central Cash Fund 5.37%[2,14]		194,143,127	19,406,547
Money market investments purchased with collateral from securities on loan 0.18%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%[14,15]		62,300,000	62,300
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.20%[14,15]		58,100,000	58,100
Capital Group Central Cash Fund 5.37%[2,14,15]		490,593	49,040
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[14,15]		46,926,146	46,926
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.22%[14,15]		45,700,000	45,700
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.20%[14,15]		41,500,000	41,500
Fidelity Investments Money Market Government Portfolio, Class I 5.21%[14,15]		41,500,000	41,500
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.20%[14,15]		41,500,000	41,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.26%[14,15]		29,000,000	29,000
			415,566
U.S. Treasury bills 0.01%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 4/18/2024	4.565%	USD18,000	17,947
Total short-term securities (cost: $19,844,797,000)			19,840,060
Total investment securities 103.79% (cost: $165,484,783,000)			231,553,127
Other assets less liabilities (3.79)%			(8,453,387)
Net assets 100.00%			$223,099,740
American Balanced Fund — Page 57 of 65

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
30 Day Federal Funds Futures	Short	10,043	5/1/2024	USD(3,961,967)	$4,326
3 Month SOFR Futures	Long	19,136	3/19/2025	4,565,371	181
2 Year U.S. Treasury Note Futures	Long	67,160	7/3/2024	13,733,171	(7,669)
5 Year U.S. Treasury Note Futures	Long	83,042	7/3/2024	8,886,792	(13,777)
10 Year French Government Bond Futures	Long	2,847	6/10/2024	393,672	1,431
10 Year Euro-Bund Futures	Short	2,762	6/10/2024	(397,443)	(3,043)
10 Year U.S. Treasury Note Futures	Long	2,718	6/28/2024	301,146	80
10 Year U.S. Treasury Note Futures	Short	31,719	6/28/2024	(3,635,295)	(23,420)
20 Year U.S. Treasury Bond Futures	Long	2,647	6/28/2024	318,798	3,870
30 Year Ultra U.S. Treasury Bond Futures	Long	16,512	6/28/2024	2,130,048	41,701
					$3,680
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
0.3325%	Annual	U.S. EFFR	Annual	4/2/2024	USD735,000	$(393)	$—	$(393)
U.S. EFFR	Annual	0.10625%	Annual	7/8/2025	301,000	17,606	—	17,606
4.2045%	Annual	SOFR	Annual	1/10/2026	45,883	(347)	—	(347)
4.2035%	Annual	SOFR	Annual	1/10/2026	832,059	(6,313)	—	(6,313)
4.184%	Annual	SOFR	Annual	1/10/2026	832,059	(6,588)	—	(6,588)
4.265%	Annual	SOFR	Annual	2/16/2026	237,725	(1,437)	—	(1,437)
4.27%	Annual	SOFR	Annual	2/16/2026	479,018	(2,853)	—	(2,853)
4.3005%	Annual	SOFR	Annual	2/17/2026	98,960	(533)	—	(533)
4.288%	Annual	SOFR	Annual	2/17/2026	100,530	(564)	—	(564)
4.3035%	Annual	SOFR	Annual	2/17/2026	142,700	(761)	—	(761)
4.2675%	Annual	SOFR	Annual	2/17/2026	137,752	(824)	—	(824)
4.2515%	Annual	SOFR	Annual	2/17/2026	141,314	(885)	—	(885)
4.568%	Annual	SOFR	Annual	3/1/2026	1,200,000	(394)	—	(394)
4.56%	Annual	SOFR	Annual	3/1/2026	1,221,100	(579)	—	(579)
3.53%	Annual	SOFR	Annual	1/23/2027	328,900	(2,381)	—	(2,381)
3.5405%	Annual	SOFR	Annual	1/23/2027	544,500	(3,837)	—	(3,837)
3.535%	Annual	SOFR	Annual	1/23/2027	589,900	(4,216)	—	(4,216)
3.761%	Annual	SOFR	Annual	2/20/2027	530,200	(1,183)	—	(1,183)
3.7645%	Annual	SOFR	Annual	2/20/2027	1,059,400	(2,296)	—	(2,296)
3.6475%	Annual	SOFR	Annual	2/27/2028	879,900	796	—	796
3.16%	Annual	SOFR	Annual	6/20/2028	161,300	(5,591)	—	(5,591)
SOFR	Annual	3.529%	Annual	1/29/2030	216,000	1,683	—	1,683
SOFR	Annual	3.5485%	Annual	1/29/2030	234,500	1,628	—	1,628
SOFR	Annual	3.528%	Annual	1/29/2030	176,400	1,382	—	1,382
3.18%	Annual	SOFR	Annual	4/17/2030	124,700	(4,940)	—	(4,940)
3.275%	Annual	SOFR	Annual	4/18/2030	124,700	(4,310)	—	(4,310)
3.353%	Annual	SOFR	Annual	4/19/2030	124,700	(3,794)	—	(3,794)
3.342%	Annual	SOFR	Annual	4/19/2030	124,700	(3,867)	—	(3,867)
American Balanced Fund — Page 58 of 65

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.344%	Annual	SOFR	Annual	4/20/2030	USD124,600	$(3,854)	$—	$(3,854)
3.128%	Annual	SOFR	Annual	4/28/2030	124,700	(5,305)	—	(5,305)
3.285%	Annual	SOFR	Annual	5/1/2030	124,700	(4,260)	—	(4,260)
3.259%	Annual	SOFR	Annual	5/1/2030	124,700	(4,433)	—	(4,433)
3.186%	Annual	SOFR	Annual	5/9/2030	124,700	(4,931)	—	(4,931)
3.215%	Annual	SOFR	Annual	5/10/2030	124,600	(4,735)	—	(4,735)
3.29%	Annual	SOFR	Annual	5/19/2030	149,400	(5,090)	—	(5,090)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	78,700	14,574	—	14,574
SOFR	Annual	3.10%	Annual	6/20/2033	86,900	4,978	—	4,978
SOFR	Annual	3.5935%	Annual	1/9/2034	490,175	9,746	—	9,746
SOFR	Annual	3.01413%	Annual	1/12/2053	70,055	7,690	—	7,690
SOFR	Annual	3.02%	Annual	1/12/2053	70,100	7,623	—	7,623
SOFR	Annual	2.974%	Annual	4/17/2053	39,200	4,565	—	4,565
SOFR	Annual	3.044%	Annual	4/18/2053	39,500	4,113	—	4,113
SOFR	Annual	3.0875%	Annual	4/19/2053	39,600	3,820	—	3,820
SOFR	Annual	3.1035%	Annual	4/19/2053	39,500	3,699	—	3,699
SOFR	Annual	3.0895%	Annual	4/20/2053	39,600	3,806	—	3,806
SOFR	Annual	2.9405%	Annual	4/28/2053	39,400	4,821	—	4,821
SOFR	Annual	3.0535%	Annual	5/1/2053	79,000	8,092	—	8,092
SOFR	Annual	3.085%	Annual	5/9/2053	39,700	3,845	—	3,845
SOFR	Annual	3.1135%	Annual	5/10/2053	39,800	3,655	—	3,655
SOFR	Annual	3.1605%	Annual	5/19/2053	47,600	3,976	—	3,976
SOFR	Annual	3.6765%	Annual	2/20/2054	95,922	(981)	—	(981)
SOFR	Annual	3.6815%	Annual	2/20/2054	92,100	(1,024)	—	(1,024)
SOFR	Annual	3.7205%	Annual	2/21/2054	76,861	(1,394)	—	(1,394)
SOFR	Annual	3.6745%	Annual	2/28/2054	86,400	(860)	—	(860)
						$16,345	$—	$16,345
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD579,482	$(13,265)	$(13,137)	$(128)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	5,332,464	(120,764)	(118,122)	(2,642)
					$(134,029)	$(131,259)	$(2,770)
American Balanced Fund — Page 59 of 65

unaudited
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Common stocks 0.91%
Financials 0.43%
Synchrony Financial	$845,727	$—	$—	$—	$109,176	$954,903	$5,536
Consumer discretionary 0.25%
Aramark	475,255	—	—	—	74,755	550,010	1,607
Materials 0.23%
Royal Gold, Inc.	516,463	—	—	—	3,629	520,092	1,708
Total common stocks						2,025,005
Bonds, notes & other debt instruments 0.01%
Financials 0.01%
Synchrony Financial 4.375% 3/19/2024[16]	11,510	—	11,549	—	39	—	110
Synchrony Financial 4.25% 8/15/2024	12,238	—	—	—	53	12,291	126
Synchrony Financial 2.875% 10/28/2031	—	16,733	—	—	39	16,772	170
						29,063
Investment funds 3.01%
Capital Group Central Corporate Bond Fund	6,734,592	72,013	—	—	(95,339)	6,711,266	72,013
Short-term securities 8.72%
Money market investments 8.70%
Capital Group Central Cash Fund 5.37%[14]	17,606,583	7,307,037	5,500,957	(86)	(6,030)	19,406,547	254,390
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.37%[14,15]	42,356	6,684 [17]				49,040	— [18]
Total short-term securities						19,455,587
Total 12.65%				$(86)	$86,322	$28,220,921	$335,660
Restricted securities13

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[4,12]	12/6/2022	$24,981	$24,966	.01%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[4,12]	12/6/2022	4,065	4,062	.00 [19]
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 6.536% 4/16/2031[4,5]	10/28/2022	2,958	3,013	.00 [19]
Total		$32,004	$32,041	.01%

American Balanced Fund — Page 60 of 65

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $585,077,000, which represented .26% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Purchased on a TBA basis.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,596,208,000, which represented 4.75% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $460,622,000, which represented .21% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Value determined using significant unobservable inputs.
[13]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $32,041,000, which represented .01% of the net assets of the fund.

[14]	Rate represents the seven-day yield at 3/31/2024.
[15]	Security purchased with cash collateral from securities on loan.
[16]	Affiliated issuer during the reporting period but no longer held at 3/31/2024.
[17]	Represents net activity.
[18]	Dividend income is included with securities lending income and is not shown in this table.
[19]	Amount less than .01%.
American Balanced Fund — Page 61 of 65

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $72,491,598,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $9,386,001,000 and $3,662,778,000, respectively.
American Balanced Fund — Page 62 of 65

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of March 31, 2024 (dollars in thousands):
American Balanced Fund — Page 63 of 65

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$33,758,823	$—	$—	$33,758,823
Health care	20,171,520	—	—	20,171,520
Financials	17,366,854	—	—	17,366,854
Industrials	15,511,005	—	—	15,511,005
Communication services	13,878,651	—	—	13,878,651
Consumer staples	12,298,013	—	—	12,298,013
Consumer discretionary	10,848,595	—	—	10,848,595
Energy	9,101,897	—	—	9,101,897
Materials	4,531,857	—	—	4,531,857
Utilities	3,448,710	—	—	3,448,710
Real estate	2,356,546	—	—	2,356,546
Convertible stocks	189,897	—	—	189,897
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	26,403,432	—	26,403,432
Corporate bonds, notes & loans	—	16,049,876	—	16,049,876
U.S. Treasury bonds & notes	—	11,206,424	—	11,206,424
Asset-backed obligations	—	6,166,048	89,202	6,255,250
Bonds & notes of governments & government agencies outside the U.S.	—	962,961	—	962,961
Municipals	—	608,272	—	608,272
Federal agency bonds & notes	—	53,218	—	53,218
Investment funds	6,711,266	—	—	6,711,266
Short-term securities	19,822,113	17,947	—	19,840,060
Total	$169,995,747	$61,468,178	$89,202	$231,553,127

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$51,589	$—	$—	$51,589
Unrealized appreciation on centrally cleared interest rate swaps	—	112,098	—	112,098
Liabilities:
Unrealized depreciation on futures contracts	(47,909)	—	—	(47,909)
Unrealized depreciation on centrally cleared interest rate swaps	—	(95,753)	—	(95,753)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,770)	—	(2,770)
Total	$3,680	$13,575	$—	$17,255
*
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Balanced Fund — Page 64 of 65

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
EFFR = Effective Federal Funds Rate
Facs. = Facilities

Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-011-0524O-S96458
American Balanced Fund — Page 65 of 65